--------------------------------------------------------------------------------
                                                         ANNUAL REPORT
THE HIRTLE CALLAGHAN TRUST

                                 June 30, 1997

We are pleased to present the June 30, 1997 annual report for The Hirtle Callaghan Trust.

The Hirtle Callaghan Trust ("the Trust"), a diversified open-end management investment company, was organized by Hirtle, Callaghan & Co., Inc. to enhance Hirtle Callaghan's ability to acquire the services of independent, specialist money management organizations for the clients Hirtle Callaghan serves. The Trust currently consists of five separate investment portfolios. Day-to-day portfolio management services are provided to each of the Trust's five Portfolios by one or more independent money management organizations, selected by, and under the general supervision of, the Trust's Board of Trustees.

Shares of the Trust are available exclusively to investors who are clients of Hirtle Callaghan or clients of financial intermediaries, such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with Hirtle Callaghan.

The Trust currently consists of five separate Portfolios, listed below:



--------------------------------------------------------------------------------
  THE PORTFOLIOS

 THE VALUE EQUITY PORTFOLIO, seeks total return by investing in a
 --------------------------
 diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

 THE GROWTH EQUITY PORTFOLIO, seeks capital appreciation by
 ---------------------------
 investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

 THE SMALL CAPITALIZATION EQUITY PORTFOLIO, seeks capital
 -----------------------------------------
 appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

 THE INTERNATIONAL EQUITY PORTFOLIO, seeks total return by investing
 ----------------------------------
 in a diversified portfolio of equity securities of companies based in developed countries other than the United States of America.

 THE LIMITED DURATION MUNICIPAL BOND PORTFOLIO, seeks current income
 ---------------------------------------------
 exempt from Federal income tax by investing in a diversified portfolio of relatively short duration municipal notes.
--------------------------------------------------------------------------------

The following discussion summarizes those factors, including relevant market conditions and the investment strategies and techniques of each of the Investment Managers that materially affected the performance of the respective Portfolios during the Trust's second year of operation.

                      ECONOMIC/CAPITAL MARKETS COMMENTARY

During the Trust's fiscal year, investors in both the stock and bond markets spent a great deal of time speculating on the strength of the economy and the likely Federal Reserve Board's reaction to that environment. The overriding concern was that economic strength would stimulate inflationary pressures and lead to higher interest rates.

The above tension between economic and inflationary pressures produced a very nervous bond market throughout much of the fiscal year and this translated into somewhat higher volatility in the stock market. The chart below displays several interesting relationships:

                                            1FQ97  2FQ97 3FQ97  4FQ97  FISCAL 97
                                            ------ ----- ------ ------ ---------
     S+P 500...............................  3.06% 8.37%  2.62% 17.43%  34.58%
     Russell 2000..........................  0.34% 5.20% -5.17% 16.21%  16.33%
     EAFE.................................. -0.05% 1.67% -1.50% 13.06%  13.16%
     Lehman Aggregate Bond Index...........  1.84% 3.00% -0.56%  3.68%   8.16%

As can be seen, when the bond market was weak due to inflation and Fed related fears, stock prices weakened. Also, the largest capitalization stocks (S+P
500) held up better than the smaller capitalization sectors (Russell 2000).

Also, note the very large fiscal year performance spread (18.25%) between large and small capitalization securities, and the even more dramatic spread (21.42%) between large U.S. stocks and developed markets non-U.S. companies.

In the Portfolio discussions that follow, we will be examining the continuing challenges that active managers have faced, especially in the largest capitalization sectors. Performance comparisons for each Portfolio are provided relative to their respective benchmarks; these comparisons take into account the fees and expenses of the respective Portfolios. In addition, the discussion includes comparisons between the performance achieved by the Portfolios and their individual Investment Managers against two peer group indicators, each compiled by independent statistical monitoring organizations. The first of these, Evaluation Associates, Inc. (EAI) is an institutional investment management consulting organization that monitors and reports performance results on active equity and fixed income managers. The second, Morningstar, Inc. (Morningstar) is an independent organization that tracks the performance of mutual funds. We are pleased to report that four out of five of the Portfolios succeeded in outperforming their relevant index and, equally important, did well in both the EAI and Morningstar peer group comparisons. This is a significant accomplishment in light of the concentrated nature of much of the year's equity market performance.

                          THE VALUE EQUITY PORTFOLIO

The investment objective of this Portfolio is to provide total return consisting of capital appreciation and current income. In accordance with its investment policies, this Portfolio is oriented toward large capitalization equities with relatively lower price-earnings ratios and higher dividend income than the average range for stocks included in the Standard & Poors 500 Stock Index. As of June 30, 1997, the Portfolio's managers were Hotchkis and Wiley and Institutional Capital Corporation (ICAP).

As can be seen from the table below*, both managers have constructed portfolios whose characteristics are consistent with the Trust's policies.

                                              P/E RATIO YIELD AVERAGE MARKET CAP
                                              --------- ----- ------------------
     S+P 500 Index...........................   25.6x   1.7%    $50.9 billion
     Total Portfolio.........................   20.1x   2.2%    $19.1 billion
     Hotchkis and Wiley......................   20.8x   3.0%    $14.9 billion
     Institutional Capital...................   19.7x   1.7%    $21.6 billion

    *Source: Evaluation Associates as of June 30, 1997

For the fiscal year ended June 30, 1997, the Hirtle Callaghan (HC) Value Equity Portfolio had a total return of 35.28%, which compares to the S+P 500 Index return of 34.58%.

This better than index performance is especially impressive in the context of other active value managers. We present below a chart comparing the HC Trust Value Equity Portfolio compared to the S+P 500 index and the EAI and Morningstar peer groups. The comparison below is a median performance result for a group of value managers (within EAI's total equity universe of 837 managers) who are considered to be a peer group of the HC Trust Value Equity Portfolio managers. The Morningstar Large Value performance number is a median of 293 managers considered to be roughly equivalent to the HC Trust Value Equity Portfolio managers.


                             [GRAPH APPEARS HERE]

HC Trust Value Portfolio     35.28%
S&P 500 Index                34.58%
EAI Large Cap Value          31.30%
Morningstar Large Cap Value  28.49%



                             [GRAPH APPEARS HERE]

                            Value Equity Portfolio
Value of a $10,000 Investment
                         Value Equity Portfolio            S&P 500 Stock Index
                         ----------------------            -------------------

 8/17/95                 $10000                            $10000
 9/30/95                 $10340                            $10419
12/31/95                 $10960                            $11040
 3/31/96                 $11507                            $11640
 6/30/96                 $11728                            $12165
 9/30/96                 $12071                            $12538
12/31/96                 $13288                            $13588
 3/31/97                 $13735                            $13943
 6/30/97                 $15867                            $16382




                         Average Annual Total Return
                             As of June 30, 1997

                               Since
                             Inception
1 Year                       (8/25/95)
---------------------        ---------
35.28%                       28.35%

The Portfolio's performance is compared to the Standard & Poor's 500 Stock Index, which represents the performance of the U.S. stock market as a whole. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Hirtle Callaghan Value Equity Portfolio reflects the deduction of fees for these value added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                          THE GROWTH EQUITY PORTFOLIO

The investment objective of this Portfolio is to provide capital appreciation, with income as a secondary consideration. In accordance with its investment policies, this Portfolio is oriented toward large capitalization, equity securities with an emphasis on long-term earnings growth potential and relatively higher price-earnings ratios and lower dividend yields than the average range for stocks included in the Standard & Poors 500 Stock Index. As of June 30, 1997, the Portfolio's managers were Jennison Associates Capital Corporation (Jennison) and Westfield Capital Management Company (Westfield).

As can be seen from the table below*, both managers have constructed portfolios whose characteristics are consistent with the Trust's policies. However, Jennison and Westfield have differing assignments within the growth segment of the large capitalization arena. Jennison concentrates on the largest, multinational companies in the large capitalization growth area, while Westfield focuses on the mid capitalization zone.

                                              P/E RATIO YIELD AVERAGE MARKET CAP
                                              --------- ----- ------------------
     S+P 500 Index...........................   25.6x   1.7%    $50.9 billion
     Total Portfolio.........................   30.3x   0.9%    $24.5 billion
     Jennison................................   29.3x   0.8%    $29.1 billion
     Westfield...............................   32.1x   1.0%    $16.5 billion

    * Source: Evaluation Associates as of June 30, 1997

For the fiscal year ended June 30, 1997, the HC Growth Equity Portfolio had a total return of 23.83%, which compares to the S+P 500 Index return of 34.58%.

There are two components of the shortfall of the Portfolio against the S+P 500 index. The first is the active vs passive environment of the past year. The second is that one of your managers (Westfield) had a mid capitalization growth orientation that, as a sector, also underperformed the larger capitalization S+P 500 index.

The chart below illustrates the discrepancy between large and mid cap managers in the growth sector.


                             [GRAPH APPEARS HERE]

HC Trust Growth Portfolio      23.83%
S&P 500 Index                  34.58%
EAI Large Cap Growth           29.70%
Morningstar Large Cap Growth   25.07%
EAI Mid Cap Growth             11.00%
Morningstar Mid Cap Growth     10.77%

The HC Growth Equity Portfolio is structured to participate in both the large and mid capitalization growth sectors. As such, when one sector dramatically underperforms, the result distorts the comparisons. The Portfolio was segmented approximately 60% to large and 40% to mid capitalization managers. Blending the EAI medians in a similar proportion results in a peer group comparison performance for the year of 22.2%.

Additionally, both Jennison (the Trust's large capitalization manager) and Westfield (the Trust's mid capitalization manager) equaled or bettered their EAI and Morningstar peer group comparisons.


                             [GRAPH APPEARS HERE]

Jennison                     29.95%
EAI Large Cap Growth         29.70%
Morningstar Large Cap Growth 25.07%
Westfield                    16.90%
EAI Mid Cap Growth           11.00%
Morningstar Mid Cap Growth   10.77%



                             [GRAPH APPEARS HERE]
                           Growth Equity Portfolio

Value of a $10,000 Investment
                          Growth Equity       S&P 500 Stock
  8/8/95                  $10000              $10000
 9/30/95                  $10310              $10447
12/31/95                  $10240              $11070
 3/31/96                  $10673              $11671
 6/30/96                  $11169              $12198
 9/30/96                  $11487              $12572
12/31/96                  $12299              $13624
 3/31/97                  $11812              $13980
 6/30/97                  $13830              $16426




                         Average Annual Total Return
                             As of June 30, 1997

                               Since
                             Inception
1 Year                       (8/8/95)
------                       ---------
23.83%                       18.65%

The Portfolio's performance is compared to the Standard & Poor's 500 Stock index, which represents the performance of the U.S. stock market as a whole. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Hirtle Callaghan Growth Equity Portfolio reflects the deduction of fees for these value added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                   THE SMALL CAPITALIZATION EQUITY PORTFOLIO

The investment objective of this Portfolio is to provide long-term capital appreciation by investing primarily in equity securities of smaller companies. In accordance with its investment policies, this portfolio consists primarily of companies with a total market capitalization of less than $1 billion at the time of purchase. As of June 30, 1997, the Portfolio's managers were Frontier Capital Management Company (Frontier) and Clover Capital Management, Inc. (Clover). Both a value (Clover) and a growth (Frontier) oriented manager are employed simultaneously to capture the different segments of this diverse universe.

As can be seen from the table below*, both managers have constructed portfolios whose characteristics are consistent with the Trust's policies.

                                              P/E RATIO YIELD AVERAGE MARKET CAP
                                              --------- ----- ------------------
     Russell 2000 Index......................   24.6x   1.3%     $0.7 billion
     Total Portfolio.........................   24.2x   1.0%     $1.1 billion
     Clover Capital..........................   21.0x   1.6%     $1.6 billion
     Frontier Capital........................   27.2x   0.5%     $0.7 billion

    *Source: Evaluation Associates as of June 30, 1997

For the fiscal year ended June 30, 1997, the HC Small Capitalization Equity Portfolio had a total return of 19.88%, which compares to the Russell 2000 Index return of 16.33%.

The HC Trust Small Capitalization Equity Portfolio also performed well vs relevant peer groups.



                             [GRAPH APPEARS HERE]

HC Trust Small Cap Portfolio    19.88%
Russell 2000 Index              16.33%
EAI Small Cap Equity            21.10%
Morningstar Small Cap Equity    18.66%

Both Frontier, the growth manager of this Portfolio, and Clover, the value manager, outperformed the Russell 2000 small capitalization index. Frontier's performance was especially impressive in light of the very difficult small capitalization growth stock environment during the fiscal year. Clover, while modestly outperforming Frontier (20.32% vs 19.39%), did not better their value peer group. Clover's superior returns have tended to arrive in very narrow time segments and during periods of market weakness (of which we have few and of fleeting duration). This is a characteristic of many value managers, and we continue to seek to optimize the value/growth mix.


                             [GRAPH APPEARS HERE]
                    Small Capitalization Equity Portfolio

Value of a $10,000 Investment
                         Small Capitalization       Russell 2000 Index
  9/5/95                 $10000                     $10000
 9/30/95                 $ 9970                     $10179
12/31/95                 $ 9981                     $10399
 3/31/96                 $10453                     $10930
 6/30/96                 $11182                     $11477
 9/30/96                 $11417                     $11515
12/31/96                 $12623                     $12114
 3/31/97                 $11776                     $11488
 6/30/97                 $13406                     $13350



                          Average Annual Total Return
                              As of June 30, 1997

                               Since
                             Inception
1 Year                       (9/5/95)
------                       --------
19.88%                         17.48%

The Portfolio's performance is compared to the Russell 2000 Index, which represents the performance of domestically traded common stocks of small to mid-sized companies. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Hirtle Callaghan Small Capitalization Equity Portfolio reflects the deduction of fees for these value added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                      THE INTERNATIONAL EQUITY PORTFOLIO

The investment objective of this Portfolio is to maximize total return, consisting of capital appreciation and current income, by investing primarily in a diversified portfolio of equity securities of non-U.S. issuers. As of June 30, 1997, the manager of the HC International Equity Portfolio was Brinson Partners, Inc. (Brinson). The following table lists several key portfolio statistics relevant to the assignment:

                                              P/E RATIO YIELD AVERAGE MARKET CAP
                                              --------- ----- ------------------
     MSCI EAFE Index.........................   28.8x   1.9%    $26.9 billion
     Brinson Partners........................   26.0x   2.4%    $20.0 billion

In addition, Brinson has structured a portfolio which is, generally, aligned with the major components of the Morgan Stanley (MSCI) EAFE Index. Importantly, Brinson does not invest at any time in the emerging markets of the world, a factor that effects many EAFE oriented managers who sometimes slip into these investments, and thus increase the risk profile of their portfolio while diverging from their specific assignment.

For the fiscal year ended June 30, 1997, the HC International Equity Portfolio had a total return of 19.61%, which compares to the MSCI EAFE Index return of 13.16%.

The HC International Equity Portfolio also outperformed relevant peer groups.



                             [GRAPH APPEARS HERE]

HC Trust International Portfolio      19.61%
MSCI EAFE Index                       13.16%
EAI Non-U.S. Equity                   17.80%
Morningstar Foreign Stock             16.11%

This strong and consistent performance by Brinson is the result of two important macro decisions consistent with their value oriented, risk averse approach. First, Brinson entered the fiscal year 9.1% underweight Japanese equities relative to the EAFE index (31.5% vs 39.6%). This was reduced somewhat during the year to a more modest underweight (5%), which enabled them to capture more of the Japanese equity market rally than their peer group. Second, and more importantly, Brinson sustained a dollar hedge (out of foreign currencies and into the dollar and related currencies), which captured a great deal of the dollar's strong performance against most international currencies. The most significant currency underweight was the Japanese yen at 20.0% vs 39.6% in the EAFE index.

Brinson entered the 1998 fiscal year modestly underweight Japanese equities vs the EAFE index ( 27 % vs 33%) and equal weight the yen.


                             [GRAPH APPEARS HERE]
                        International Equity Portfolio

Value of a $10,000 Investment
                         International E         Morgan Stanley
 8/17/95                 10000                   10000
 9/30/95                 10190                   10198
12/31/95                 10714                   10618
 3/31/96                 11059                   10704
 6/30/96                 11515                   11115
 9/30/96                 11607                   11109
12/31/96                 12198                   11294
 3/31/97                 12304                   11126
 6/30/97                 13773                   12578



                         Average Annual Total Return
                            As of June 30, 1997
                               Since
                             Inception
1 Year                       (8/17/95)
------                       ---------
19.61%                       18.66%

The Portfolio's performance is compared to the Morgan Stanley Capital International Europe, Australia and Far East (EAFE) Index, which represents the performance of the major stock markets in those regions. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Hirtle Callaghan International Equity Portfolio reflects the deduction of fees for these value added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                 THE LIMITED DURATION MUNICIPAL BOND PORTFOLIO

The investment objective of this Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital. This Portfolio is designed to have an overall duration of less than four years and to have a target quality rating of AA as defined by the S&P rating agency. As of June 30, 1997, the HC Limited Duration Municipal Bond Portfolio was managed by Morgan Grenfell Capital Management Incorporated (Morgan Grenfell). The following table lists several key portfolio statistics relevant to the assignment:

                                            MATURITY 30 DAY YIELD CREDIT RATING
                                            -------- ------------ -------------
     Merrill Lynch 0-3yr Muni Index........ 2.0 yrs        NA           AA
     Morgan Grenfell....................... 2.0 yrs      4.8%           AA

For the fiscal year ended June 30, 1997, the HC Limited Duration Municipal Bond Portfolio had a total return of 5.34%, which compares to the Merrill Lynch 0-3 Yr Muni Bond Index return of 4.42%.

Given the very conservative, risk adverse intent of this Portfolio, we are very pleased with the Portfolio's performance. The value of this limited duration tax-free municipal bond Portfolio is two fold: first, it allows taxable investors with short term cash management needs but no overnight liquidity needs to capture the extra yield normally unavailable to tax free money market funds; second, it operates in a very inefficient sector of the municipal bond market, where a knowledgeable participant like Morgan Grenfell has been able to discover and capture higher yields with little additional volatility or credit risk.


                             [GRAPH APPEARS HERE]
                  Limited Duration Municipal Bond Portfolio

Value of a $10,000 Investment
                         Limited Duratio         Merrill Lynch O
10/10/95                 $10000                  $10000
12/31/95                 $10217                  $10134
 3/31/96                 $10270                  $10235
 6/30/96                 $10360                  $10306
 9/30/96                 $10508                  $10426
12/31/96                 $10681                  $10551
 3/31/97                 $10736                  $10601
 6/30/97                 $10913                  $10762



                         Average Annual Total Return
                             As of June 30, 1997


                               Since
                             Inception
1 Year                       (10/10/95)
------                       ----------
5.34%                        5.20%

The Portfolio's performance is compared to the Merrill Lynch 0-3 year Municipal Index, which represents the performance of the U.S. municipal bonds in that maturity range. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Hirtle Callaghan Limited Duration Municipal Bond Portfolio reflects the deduction of fees for these value added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                  CONCLUSION

We are generally pleased with the investment management teams we have retained on behalf of our shareholders. While we are pleased that so many of our Portfolios and investment managers outperformed both their indices and their relevant peer groups, we are in a constant search for better, more efficient structures and managers.

In addition, we have continued to concentrate on cost control. Each of the Portfolios are now operating well within the projected expense ratios, with total net assets at the end of the fiscal year of $578 million. We are optimistic about our ability to continue to drive down the expenses of these Portfolios. Every basis point of savings will go directly to our shareholders.

We remain grateful for your confidence in us and your continuing support. We assure you that we will continue to work on your behalf to deliver the best long-term investment solutions available in the marketplace.

Sincerely,

/s/ Donald E. Callaghan

Donald E. Callaghan
President

THE HIRTLE CALLAGHAN TRUST
VALUE EQUITY PORTFOLIO
Portfolio of Investments -- June 30, 1997

                                  SECURITY                             VALUE
  SHARES                         DESCRIPTION                          (NOTE 2)
  ------                         -----------                          --------
           COMMON STOCKS -- 96.30%
           HOTCHKIS & WILEY
            PORTFOLIO -- 35.88%
           AEROSPACE/DEFENSE -- 0.53%
     7,000 Northrop Grumman Corp.................................   $    614,688
                                                                    ------------
           AUTO PARTS -- 0.45%
    13,900 Dana Corp.............................................        528,200
                                                                    ------------
           AUTOMOBILE PRODUCTION -- 2.48%
    39,200 Ford Motor Company....................................      1,479,800
    25,500 General Motors Corp...................................      1,420,031
                                                                    ------------
                                                                       2,899,831
                                                                    ------------
           BANKING -- 3.29%
    25,200 Ahmanson H.F. & Co....................................      1,083,600
    12,000 Comerica, Inc.........................................        816,000
     6,500 First Chicago Corp....................................        393,250
    13,700 Keycorp...............................................        765,487
    12,400 Lincoln National Corp.................................        798,250
                                                                    ------------
                                                                       3,856,587
                                                                    ------------
           CHEMICALS -- 1.34%
    10,000 Dow Chemical Co.......................................        871,250
    10,000 Eastman Chemical Co...................................        635,000
     2,950 Millenium Chemicals...................................         67,112
                                                                    ------------
                                                                       1,573,362
                                                                    ------------
           ELECTRONIC COMPONENTS & INSTRUMENTS -- 0.29%
    15,000 EG & G, Inc...........................................        337,500
                                                                    ------------
           ENVIRONMENTAL -- 0.49%
    17,300 Browning Ferris Industries............................        575,225
                                                                    ------------
           FINANCIAL SERVICES -- 2.32%
     6,500 Beneficial Corp.......................................        461,906
     9,000 Fannie Mae............................................        392,625
    19,300 Great Western Financial Corp..........................      1,037,375
     2,000 Harleysville Group, Inc...............................         75,750
    20,900 Signet Banking Corp...................................        752,400
                                                                    ------------
                                                                       2,720,056
                                                                    ------------
           FURNITURE/APPLIANCES -- 0.84%
    18,000 Whirlpool Corp........................................        982,125
                                                                    ------------
           HOLDING COMPANIES --
            DIVERSIFIED -- 0.85%
     5,162 Energy Group PLC*.....................................        218,740
    17,500 Fortune Brands, Inc...................................        652,969
     5,162 Hanson PLC - ADR......................................        129,050
                                                                    ------------
                                                                       1,000,759
                                                                    ------------
           HOUSEHOLD PRODUCTS -- 0.15%
     4,700 Tupperware Corp.......................................        171,550
                                                                    ------------
           INSURANCE -- 2.91%
     9,400 American General Corp.................................        448,850
     8,250 AON Corp..............................................        426,937

                                   SECURITY                             VALUE
  SHARES                         DESCRIPTION                           (NOTE 2)
  ------                         ------------                          --------
           INSURANCE (CONTINUED)
    11,400 Ohio Casualty Corp......................................   $  501,600
    17,000 SAFECO Corp.............................................      793,687
    10,000 St. Paul Companies......................................      762,500
     1,900 TIG Holdings, Inc.......................................       59,375
     4,400 Transamerica Corp.......................................      411,675
                                                                      ----------
                                                                       3,404,624
                                                                      ----------
           MACHINERY & ENGINEERING -- 0.60%
    25,700 New Holland NV*.........................................      703,537
                                                                      ----------
           MANUFACTURING -- 0.46%
    13,400 Harsco Corp.............................................      542,700
                                                                      ----------
           METALS -- 1.62%
    12,500 Lukens, Inc.............................................      235,156
    12,500 Reynolds Metals Co......................................      890,625
    21,900 USX-U.S. Steel Group, Inc...............................      767,869
                                                                      ----------
                                                                       1,893,650
                                                                      ----------
           OIL & GAS -- 3.57%
     6,000 Atlantic Richfield Co...................................      423,000
     5,000 Equitable Resources, Inc................................      141,875
     3,500 Exxon Corp..............................................      215,250
    13,000 National Fuel Gas Co....................................      545,187
    28,600 Occidental Petroleum Corp...............................      716,788
     5,300 Sun, Inc.*..............................................      164,300
    13,800 Tenneco, Inc............................................      623,587
     4,000 Texaco, Inc.............................................      435,000
    31,800 USX-Marathon Group......................................      918,225
                                                                      ----------
                                                                       4,183,212
                                                                      ----------
           PAPER PRODUCTS -- 2.03%
    17,000 International Paper Company.............................      825,563
    11,000 Union Camp Corp.........................................      550,000
    19,200 Weyerhaeuser Co.........................................      998,400
                                                                      ----------
                                                                       2,373,963
                                                                      ----------
           PHARMACEUTICALS -- 0.24%
     8,000 Pharmacia & Upjohn, Inc.................................      278,000
                                                                      ----------
           RAILROADS -- 0.38%
     8,000 CSX Corp................................................      444,000
                                                                      ----------
           RAW MATERIALS -- 1.14%
    11,200 Aluminum Co. of America.................................      844,200
    15,100 Ultramar Diamond Shamrock Corp..........................      492,638
                                                                      ----------
                                                                       1,336,838
                                                                      ----------
           RETAIL -- 1.98%
    12,500 Intimate Brands, Inc....................................      262,500
    11,800 May Department Stores, Inc..............................      557,550
    14,800 Penney (J.C.) Co........................................      772,375
    13,500 Sears Roebuck & Co......................................      725,625
                                                                      ----------
                                                                       2,318,050
                                                                      ----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
VALUE EQUITY PORTFOLIO
Portfolio of Investments (continued) -- June 30, 1997

                                  SECURITY                             VALUE
  SHARES                         DESCRIPTION                         (NOTE 2)
  ------                         -----------                         --------
           COMMON STOCKS (CONTINUED)
           HOTCHKIS & WILEY
            PORTFOLIO (CONTINUED)
           TECHNOLOGY -- 0.39%
     7,700 Rockwell International Corp...........................   $   454,300
                                                                    -----------
           TELECOMMUNICATIONS -- 1.90%
    16,000 Alltel Corp...........................................       535,000
    31,500 AT&T Corp.............................................     1,104,469
     9,508 SBC Communications, Inc...............................       588,308
                                                                    -----------
                                                                      2,227,777
                                                                    -----------
           TEXTILES -- 0.12%
     4,800 Russell Corp..........................................       142,200
                                                                    -----------
           TOBACCO -- 0.80%
    13,400 Gallaher Group PLC - ADR*.............................       247,063
    15,600 Philip Morris.........................................       692,250
                                                                    -----------
                                                                        939,313
                                                                    -----------
           TRANSPORTATION -- 1.08%
     4,900 Norfolk Southern......................................       493,675
    23,500 Ryder System, Inc.....................................       775,500
                                                                    -----------
                                                                      1,269,175
                                                                    -----------
           UTILITIES -- 3.63%
    17,300 CMS Energy Corp.......................................       609,825
    15,000 Central & South West Corp.............................       318,750
    40,000 Edison International..................................       995,000
    27,000 Illinova Corp.........................................       594,000
    11,100 MCN Corp..............................................       339,937
    18,000 New York State Gas & Electric.........................       375,750
     8,700 NYNEX Corp............................................       501,338
    22,000 PECO Energy Co........................................       462,000
     2,000 Piedmont Natural Gas Co...............................        51,375
                                                                    -----------
                                                                      4,247,975
                                                                    -----------
           TOTAL -- HOTCHKIS & WILEY PORTFOLIO (COST
            $34,729,039).........................................    42,019,197
                                                                    -----------
           INSTITUTIONAL CAPITAL MANAGEMENT CORP. PORTFOLIO --
             60.42%
           AEROSPACE/DEFENSE -- 5.66%
    40,100 Boeing Co.............................................     2,127,806
    24,250 Northrop Grumman Corp.................................     2,129,453
    46,500 Raytheon Co...........................................     2,371,500
                                                                    -----------
                                                                      6,628,759
                                                                    -----------
           AIRLINES & SERVICES -- 3.20%
    18,250 AMR Corp.*............................................     1,688,125
    13,400 Continental Airlines, Class B*........................       468,163
     7,100 Hospitality Franchise Systems*........................       411,800
    59,300 Peninsular & Oriental SP - ADR........................     1,184,221
                                                                    -----------
                                                                      3,752,309
                                                                    -----------
           AUTOMOBILE PRODUCTION -- 3.90%
    64,100 Ford Motor Co.........................................     2,419,775

                                   SECURITY                             VALUE
  SHARES                         DESCRIPTION                          (NOTE 2)
  ------                         ------------                         --------
           AUTOMOBILE PRODUCTION (CONTINUED)
    38,450 General Motors Corp....................................   $ 2,141,184
                                                                     -----------
                                                                       4,560,959
                                                                     -----------
           BANKING -- 3.21%
    42,200 Banc One Corp..........................................     2,044,063
     6,350 Wells Fargo & Co.......................................     1,711,325
                                                                     -----------
                                                                       3,755,388
                                                                     -----------
           BEVERAGES -- 1.15%
    34,200 Grand Metropolitan ADR - PLC...........................     1,340,213
                                                                     -----------
           CHEMICALS -- 3.01%
    23,800 Akzo Nobel.............................................     1,645,175
    29,900 DuPont E.I. DeNemours & Co.............................     1,879,963
                                                                     -----------
                                                                       3,525,138
                                                                     -----------
           COMPUTER SOFTWARE &
            SERVICES -- 1.07%
    28,600 First Data Corp........................................     1,256,612
                                                                     -----------
           COMPUTER SYSTEMS -- 2.92%
    22,750 International Business Machines Corp...................     2,051,766
    36,600 Sun Microsystems, Inc.*................................     1,362,206
                                                                     -----------
                                                                       3,413,972
                                                                     -----------
           ELECTRONIC COMPONENTS & INSTRUMENTS -- 3.69%
     8,300 Advanced Micro Devices, Inc.*..........................       298,800
    43,300 Philips Electronics NV.................................     3,112,187
    11,350 SGS Thompson Microelectronics*.........................       908,000
                                                                     -----------
                                                                       4,318,987
                                                                     -----------
           ENTERTAINMENT -- 2.15%
    56,250 Host Marriott Corp.*...................................     1,001,953
    24,850 ITT Corp.*.............................................     1,517,403
                                                                     -----------
                                                                       2,519,356
                                                                     -----------
           FINANCIAL SERVICES -- 0.75%
    20,300 Morgan Stanley, Dean Witter, Discover & Co.............       874,169
                                                                     -----------
           HEALTH CARE -- 2.13%
    16,000 Aetna, Inc.............................................     1,638,000
    29,000 Tenet Healthcare Corp.*................................       857,313
                                                                     -----------
                                                                       2,495,313
                                                                     -----------
           INSURANCE -- 1.77%
    28,450 Allstate Insurance Corp................................     2,076,850
                                                                     -----------
           METALS -- 1.40%
    22,950 Reynolds Metals Co.....................................     1,635,188
                                                                     -----------
           NON-DEFENSE, CAPITAL
            SPENDING -- 1.22%
    39,800 Agco Corp..............................................     1,430,313
                                                                     -----------
           OIL & GAS -- 1.22%
     9,800 Ashland, Inc...........................................       454,475


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
VALUE EQUITY PORTFOLIO
Portfolio of Investments (continued) -- June 30, 1997

                                  SECURITY                            VALUE
  SHARES                        DESCRIPTION                          (NOTE 2)
  ------                        -----------                          --------
           COMMON STOCKS (CONTINUED)
           INSTITUTIONAL CAPITAL MANAGEMENT CORP. PORTFOLIO
            (CONTINUED)
           OIL & GAS (CONTINUED)
    39,200 Union Pacific Resources Group........................   $    975,100
                                                                   ------------
                                                                      1,429,575
                                                                   ------------
           PHARMACEUTICALS -- 4.91%
    23,300 American Home Products Corp..........................      1,782,450
    23,159 Novartis AG - ADR....................................      1,855,499
    50,700 Rhone-Poulenc SA - ADR...............................      2,110,387
                                                                   ------------
                                                                      5,748,336
                                                                   ------------
           PUBLISHING & PRINTING -- 2.56%
    54,850 Dun & Bradstreet Corp................................      1,439,812
     5,750 Tribune Co...........................................        276,359
    63,350 U.S. West Media Group*...............................      1,282,837
                                                                   ------------
                                                                      2,999,008
                                                                   ------------
           RETAIL -- 2.15%
    23,900 Dillards, Inc., Class A..............................        827,538
    38,700 Federated Department Stores, Inc.*...................      1,344,825
    17,700 Office Depot, Inc.*..................................        344,044
                                                                   ------------
                                                                      2,516,407
                                                                   ------------
           SHELTER -- 1.10%
    17,500 Armstrong World Industries, Inc......................      1,284,062
                                                                   ------------
           TELECOMMUNICATIONS -- 3.47%
    60,800 MCI Communications...................................      2,327,500
    33,000 Sprint Corp..........................................      1,736,625
                                                                   ------------
                                                                      4,064,125
                                                                   ------------
           TOYS -- 1.51%
    37,350 Hasbro, Inc..........................................      1,059,806
    21,000 Mattel, Inc..........................................        711,375
                                                                   ------------
                                                                      1,771,181
                                                                   ------------
           TRANSPORTATION -- 4.16%
    22,900 Burlington Northern Santa Fe Corp....................      2,058,137
    46,200 Canadian Pacific, Ltd................................      1,313,813
    21,300 Union Pacific Corp...................................      1,501,650
                                                                   ------------
                                                                      4,873,600
                                                                   ------------
           UTILITIES -- 2.11%
    42,900 NYNEX Corp...........................................      2,472,113
                                                                   ------------
           TOTAL -- INSTITUTIONAL CAPITAL MANAGEMENT CORP.
            PORTFOLIO (COST $58,784,181)........................     70,741,933
                                                                   ------------
           TOTAL -- COMMON STOCKS (COST $93,513,220)............    112,761,130
                                                                   ------------

 PRINCIPAL                        SECURITY                            VALUE
 AMOUNT                         DESCRIPTION                          (NOTE 2)
 ---------                      -----------                          --------
           SHORT-TERM INVESTMENTS -- 3.51%
           HOTCHKIS & WILEY PORTFOLIO -- 1.13%
 1,319,976 American Express, Commercial Paper, 5.00%, due 7/1/97
            ....................................................   $  1,319,976
                                                                   ------------
           TOTAL -- HOTCHKIS & WILEY PORTFOLIO
            (COST $1,319,976)...................................      1,319,976
                                                                   ------------
           INSTITUTIONAL CAPITAL MANAGEMENT CORP. PORTFOLIO --
             2.38%
   700,000 AT&T Corp., Commercial Paper, 6.15%, 7/1/97..........        700,000
   200,000 Goldman Sachs, Commercial Paper, 5.45%, 7/2/97.......        199,970
   600,000 G.E. Capital Corp., Commercial Paper, 5.52%,
            7/21/97.............................................        598,160
 1,300,000 Warner Lambert, Commercial Paper, 5.50%, 7/29/97.....      1,294,439
                                                                   ------------
           TOTAL -- INSTITUTIONAL CAPITAL
            MANAGEMENT CORP.
            PORTFOLIO (COST $2,792,569).........................      2,792,569
                                                                   ------------
           TOTAL -- SHORT-TERM INVESTMENTS
            (COST $4,112,545)...................................      4,112,545
                                                                   ------------
           TOTAL INVESTMENTS (COST $97,625,765) (A) -- 99.81%...    116,873,675
                                                                   ------------
           CASH AND OTHER ASSETS IN EXCESS
            OF LIABILITIES  -- 0.19%............................        218,006
                                                                   ------------
           NET ASSETS -- 100.00%................................   $117,091,681
                                                                   ============

--------
* Represents non-income producing security
ADR--American Depositary Receipt
PLC--Public Limited Company
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

 Unrealized appreciation..........................................  $19,757,549
 Unrealized depreciation..........................................     (509,639)
                                                                    -----------
 Net unrealized appreciation......................................  $19,247,910
                                                                    ===========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
GROWTH EQUITY PORTFOLIO
Portfolio of Investments -- June 30, 1997

                                  SECURITY                             VALUE
  SHARES                         DESCRIPTION                          (NOTE 2)
 ---------                       -----------                          --------
           COMMON STOCKS -- 98.15%
           JENNISON ASSOCIATES CAPITAL CORP. PORTFOLIO -- 61.66%
           AEROSPACE/DEFENSE -- 1.74%
    52,700 Boeing Co.............................................   $  2,796,394
                                                                    ------------
           BANKS -- 2.55%
    27,900 Chase Manhattan Corp..................................      2,708,044
   100,700 Hibernia Corp., Class A...............................      1,403,506
                                                                    ------------
                                                                       4,111,550
                                                                    ------------
           BEVERAGES -- 0.62%
    26,300 Pepsico, Inc..........................................        987,894
                                                                    ------------
           BUSINESS EQUIPMENT &
            SERVICES -- 6.15%
    73,300 CUC International, Inc.*..............................      1,892,056
    22,300 Federal Express Corp.*................................      1,287,825
    33,900 Gartner Group, Inc.*..................................      1,218,281
    26,500 Manpower, Inc.........................................      1,179,250
    19,000 Omnicom Group, Inc....................................      1,170,875
    30,200 Reuters Holding PLC - ADR.............................      1,902,600
    26,400 Robert Half International, Inc.*......................      1,242,450
                                                                    ------------
                                                                       9,893,337
                                                                    ------------
           COMPUTER EQUIPMENT -- 2.81%
    15,200 Dell Computer Corp.*..................................      1,785,050
    13,900 Microsoft Corp.*......................................      1,756,613
    29,100 Symbol Technologies, Inc..............................        978,488
                                                                    ------------
                                                                       4,520,151
                                                                    ------------
           COMPUTER SOFTWARE -- 1.96%
    31,200 Compuware Corp.*......................................      1,489,800
    28,900 Intuit*...............................................        662,894
    75,400 Platinum Technology, Inc.*............................        999,050
                                                                    ------------
                                                                       3,151,744
                                                                    ------------
           ELECTRICAL & ELECTRONICS -- 1.42%
    26,100 KLA Instruments Corp.*................................      1,272,375
    31,600 LSI Logic Corp.*......................................      1,011,200
                                                                    ------------
                                                                       2,283,575
                                                                    ------------
           ELECTRONIC COMPONENTS &
            INSTRUMENTS -- 4.28%
    14,900 Applied Materials, Inc.*..............................      1,055,106
    43,100 Hewlett Packard Co....................................      2,413,600
    16,700 Intel Corp.*..........................................      2,368,269
    56,500 International Rectifier Corp.*........................      1,052,313
                                                                    ------------
                                                                       6,889,288
                                                                    ------------
           FINANCIAL SERVICES -- 2.27%
    26,950 MBNA Corp.............................................        987,044
    37,750 Morgan Stanley, Dean Witter,
            Discover & Co........................................      1,625,609
    25,500 Schwab (Charles) Corp.................................      1,037,531
                                                                    ------------
                                                                       3,650,184
                                                                    ------------

                                  SECURITY                             VALUE
  SHARES                         DESCRIPTION                          (NOTE 2)
 ---------                       -----------                          --------
           FOOD -- 1.02%
    24,500 Wrigley (Wm) Jr. Co...................................   $  1,641,500
                                                                    ------------
           HEALTH CARE -- 0.91%
    58,500 HEALTHSOUTH Corp.*....................................      1,458,844
                                                                    ------------
           HOUSEHOLD PRODUCTS & PERSONAL
            CARE -- 1.16%
    19,700 Gillette Co...........................................      1,866,575
                                                                    ------------
           INSURANCE -- 2.81%
     8,900 Cigna Corp............................................      1,579,750
    24,200 PMI Group.............................................      1,509,475
    34,200 Unum Corp.............................................      1,436,400
                                                                    ------------
                                                                       4,525,625
                                                                    ------------
           LODGING -- 2.71%
    62,300 Hilton Hotels Corp....................................      1,654,844
    45,200 Interstate Hotels Co.*................................      1,330,575
    35,400 Promus Hotel Corp.*...................................      1,371,750
                                                                    ------------
                                                                       4,357,169
                                                                    ------------
           MACHINERY & EQUIPMENT -- 0.91%
    21,300 Case Corp.............................................      1,467,038
                                                                    ------------
           MEDIA -- 1.36%
    27,300 The Walt Disney Co....................................      2,190,825
                                                                    ------------
           MEDICAL EQUIPMENT &
            SUPPLIES -- 0.84%
    22,100 Boston Scientific Corp.*..............................      1,357,769
                                                                    ------------
           MISCELLANEOUS/DIVERSIFIED -- 0.86%
    35,300 Diebold, Inc..........................................      1,376,700
                                                                    ------------
           NETWORKING -- 2.90%
    18,000 Ascend Communications, Inc.*..........................        708,750
    31,800 Cisco Systems, Inc.*..................................      2,134,575
    40,300 3 Com Corp.*..........................................      1,813,500
                                                                    ------------
                                                                       4,656,825
                                                                    ------------
           OIL SERVICES -- 1.20%
    15,400 Schlumberger Ltd......................................      1,925,000
                                                                    ------------
           OIL & GAS -- 1.56%
    27,100 Amerada Hess Corp.....................................      1,505,744
    40,500 Union Pacific Resources Group.........................      1,007,437
                                                                    ------------
                                                                       2,513,181
                                                                    ------------
           PHARMACEUTICALS -- 7.16%
    25,400 Bristol-Myers Squibb..................................      2,057,400
    22,900 Eli Lilly & Co........................................      2,503,256
    13,800 Merck & Co............................................      1,428,300
    27,200 Pfizer, Inc...........................................      3,250,400
    24,800 Smithkline Beecham PLC - ADR..........................      2,272,300
                                                                    ------------
                                                                      11,511,656
                                                                    ------------
           RESTAURANTS -- 0.55%
    18,400 McDonald's Corp.......................................        888,950
                                                                    ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
GROWTH EQUITY PORTFOLIO
Portfolio of Investments (continued) -- June 30, 1997

                                  SECURITY                            VALUE
  SHARES                        DESCRIPTION                          (NOTE 2)
 ---------                      -----------                          --------
           COMMON STOCKS (CONTINUED)
           JENNISON ASSOCIATES CAPITAL CORP. PORTFOLIO
            (CONTINUED)
           RETAIL -- 4.51%
    60,100 Autozone, Inc.*......................................   $  1,416,106
    87,200 Corporate Express*...................................      1,258,950
    40,481 Dollar General Corp..................................      1,518,037
    35,500 Gap, Inc.............................................      1,380,062
    23,900 Kohl's Corp.*........................................      1,265,206
     7,700 Sears, Roebuck & Co..................................        413,875
                                                                   ------------
                                                                      7,252,236
                                                                   ------------
           SAVINGS & LOAN -- 1.07%
    28,700 Washington Mutual, Inc...............................      1,714,825
                                                                   ------------
           TECHNOLOGY -- 3.16%
    24,700 Compaq Computer Corp.*...............................      2,451,475
    15,000 International Business Machines Corp.................      1,352,812
    12,200 Texas Instruments....................................      1,286,156
                                                                   ------------
                                                                      5,090,443
                                                                   ------------
           TELECOMMUNICATIONS
            EQUIPMENT -- 0.82%
    33,400 Ericsson (L.M.) Telephone ADR........................      1,315,125
                                                                   ------------
           TELECOMMUNICATIONS -- 2.37%
    23,400 Nokia Corp. ADR......................................      1,725,750
    23,000 Tellabs, Inc.*.......................................      1,285,125
    16,400 Vodafone Group PLC - ADR.............................        794,375
                                                                   ------------
                                                                      3,805,250
                                                                   ------------
           TOTAL -- JENNISON ASSOCIATES CAPITAL CORP. PORTFOLIO
            (COST $77,783,442)..................................     99,199,653
                                                                   ------------
           WESTFIELD CAPITAL MANAGEMENT
            PORTFOLIO -- 35.71%
           AEROSPACE/DEFENSE -- 0.94%
    28,400 Boeing Co............................................      1,506,975
                                                                   ------------
           BANKING -- 0.70%
    43,100 Glendale Federal Bank*...............................      1,125,988
                                                                   ------------
           BROADCASTING/CABLE -- 0.36%
    22,500 General Cable*.......................................        576,562
                                                                   ------------
           BUSINESS SERVICES -- 1.03%
    64,500 CUC International, Inc.*.............................      1,664,906
                                                                   ------------
           COMMERCIAL SERVICES -- 1.02%
    50,000 Service Corp. International..........................      1,643,750
                                                                   ------------
           COMPUTER EQUIPMENT -- 0.93%
    28,700 Keane, Inc.*.........................................      1,492,400
                                                                   ------------
           COMPUTER SOFTWARE -- 2.86%
     9,000 Computer Sciences Corp.*.............................        649,125
    29,000 Electronic Data Systems Corp.........................      1,189,000
    37,000 EMC Corp.*...........................................      1,443,000

                                  SECURITY                             VALUE
  SHARES                        DESCRIPTION                           (NOTE 2)
 --------                       -----------                           --------
          COMPUTER SOFTWARE (CONTINUED)
   19,000 Parametric Technology Corp.*...........................   $    808,688
   15,704 Sterling Commerce, Inc.*...............................        516,262
                                                                    ------------
                                                                       4,606,075
                                                                    ------------
          CONSUMER SERVICES -- 0.80%
   43,100 Rubbermaid, Inc........................................      1,282,225
                                                                    ------------
          ELECTRONIC COMPONENTS &
           INSTRUMENTS -- 2.19%
   42,000 Analog Devices, Inc.*..................................      1,115,625
   20,000 General Electric Co....................................      1,307,500
   27,800 Teradyne, Inc..........................................      1,091,150
                                                                    ------------
                                                                       3,514,275
                                                                    ------------
          ENERGY EQUIPMENT &
           SERVICES -- 0.83%
   44,700 Microchip Technology, Inc.*............................      1,329,825
                                                                    ------------
          ENVIRONMENTAL -- 0.52%
   34,300 Republic Industries, Inc.*.............................        831,775
                                                                    ------------
          HEALTH CARE -- 0.81%
   52,200 HEALTHSOUTH Corp.......................................      1,301,737
                                                                    ------------
          INDUSTRIAL COMPONENTS -- 0.86%
   25,000 Corning, Inc...........................................      1,390,625
                                                                    ------------
          INSURANCE -- 1.68%
   22,800 ACE Ltd................................................      1,684,350
   25,500 Allmerica Financial Corp...............................      1,016,813
                                                                    ------------
                                                                       2,701,163
                                                                    ------------
          MANUFACTURING -- 1.62%
   37,400 Tyco International.....................................      2,601,638
                                                                    ------------
          MEDICAL BIOTECHNOLOGY -- 1.55%
   40,200 Centocor, Inc.*........................................      1,248,712
   15,300 Medtronic, Inc.........................................      1,239,300
                                                                    ------------
                                                                       2,488,012
                                                                    ------------
          MEDICAL SUPPLIES -- 1.14%
   36,300 Becton Dickinson & Co..................................      1,837,687
                                                                    ------------
          NETWORKING -- 0.61%
   25,000 Ascend Communications, Inc.*...........................        984,375
                                                                    ------------
          OIL & GAS -- 4.51%
   20,000 Burlington Resources, Inc..............................        882,500
   26,000 Halliburton Co.........................................      2,060,500
   69,100 NGC Corp...............................................      1,066,731
   20,000 Pennzoil Co............................................      1,535,000
   13,000 Western Atlas International, Inc.*.....................        952,250
   14,800 Sonat, Inc.............................................        758,500
                                                                    ------------
                                                                       7,255,481
                                                                    ------------
          PHARMACEUTICALS -- 1.31%
   20,300 Cardinal Health, Inc...................................      1,162,175
    8,700 Eli Lilly & Co.........................................        951,019
                                                                    ------------
                                                                       2,113,194
                                                                    ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
GROWTH EQUITY PORTFOLIO
Portfolio of Investments (continued) -- June 30, 1997

  SHARES/
 PRINCIPAL                        SECURITY                            VALUE
  AMOUNT                        DESCRIPTION                          (NOTE 2)
 ---------                      -----------                          --------
           COMMON STOCKS (CONTINUED)
           WESTFIELD CAPITAL MANAGEMENT
            PORTFOLIO (CONTINUED)
           REAL ESTATE -- 3.01%
    30,000 Arden Realty Group, Inc..............................   $    780,000
    48,000 Beacon Properties Corp...............................      1,602,000
    48,000 Boston Properties, Inc...............................      1,320,000
    50,000 Reckson Associates Realty Corp.......................      1,150,000
                                                                   ------------
                                                                      4,852,000
                                                                   ------------
           RETAIL -- 2.26%
    30,000 CVS Corp.............................................      1,537,500
    22,900 Penney (J.C.) Co.....................................      1,195,094
    45,400 Zale Corp.*..........................................        899,487
                                                                   ------------
                                                                      3,632,081
                                                                   ------------
           TELECOMMUNICATIONS -- 3.07%
    52,600 Cincinnati Bell, Inc.................................      1,656,900
    19,100 Motorola, Inc........................................      1,451,600
    24,900 Nokia Corp. ADR......................................      1,836,375
                                                                   ------------
                                                                      4,944,875
                                                                   ------------
           TELECOMMUNICATIONS EQUIPMENT -- 1.10%
    45,000 Ericsson (L.M.) Telephone ADR........................      1,771,875
                                                                   ------------
           TOTAL -- WESTFIELD CAPITAL MANAGEMENT PORTFOLIO (COST
            $47,640,813) .......................................     57,449,499
                                                                   ------------
           TOTAL -- COMMON STOCKS
            (COST $125,424,255).................................    156,649,152
                                                                   ------------
           SHORT-TERM INVESTMENTS -- 1.76%
           JENNISON ASSOCIATES CAPITAL CORP. PORTFOLIO -- 1.71%
 2,750,000 Ford Motor Co., Commercial Paper, 6.11%, 7/1/97......      2,750,000
                                                                   ------------
           TOTAL -- JENNISON ASSOCIATES CAPITAL CORP. PORTFOLIO
            (COST $2,750,000)...................................      2,750,000
                                                                   ------------

 PRINCIPAL                        SECURITY                            VALUE
  AMOUNT                        DESCRIPTION                          (NOTE 2)
 ---------                      -----------                          --------
           WESTFIELD CAPITAL MANAGEMENT PORTFOLIO -- 0.05%
  75,000   Bankers Trust, Repurchase Agreement, 3.50%, 7/1/97
            (Collateralized by $62,000 U.S. Treasury Notes,
            8.75%, 8/15/00; market value $75,007)...............   $     75,000
                                                                   ------------
           TOTAL -- WESTFIELD CAPITAL MANAGEMENT PORTFOLIO
            (COST $75,000) .....................................         75,000
                                                                   ------------
           TOTAL -- SHORT-TERM INVESTMENTS (COST $2,825,000)....      2,825,000
                                                                   ------------
           TOTAL INVESTMENTS
            (COST $128,249,255) (A)--99.13%.....................    159,474,152
                                                                   ------------
           CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES--
           0.92%................................................      1,487,088
                                                                   ------------
           NET ASSETS 100.00%...................................   $160,961,240
                                                                   ============

--------
* Represents non-income producing security
ADR--American Depositary Receipt
PLC--Public Limited Company
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

 Unrealized appreciation..........................................  $33,609,700
 Unrealized depreciation..........................................   (2,384,803)
                                                                    -----------
 Net unrealized appreciation......................................  $31,224,897
                                                                    ===========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
SMALL CAPITALIZATION EQUITY PORTFOLIO
Portfolio of Investments -- June 30, 1997

                                  SECURITY                             VALUE
  SHARES                         DESCRIPTION                          (NOTE 2)
  ------                         -----------                          --------
           COMMON STOCKS -- 91.70%
           CLOVER CAPITAL MANAGEMENT
            PORTFOLIO -- 44.59%
           ADVERTISING -- 1.29%
    90,000 Advo, Inc.*...........................................   $  1,462,500
                                                                    ------------
           BROADCASTING & PUBLISHING -- 3.93%
   110,000 Comcast UK Cable Partners,
            Limited - A*.........................................      1,320,000
   150,000 Comcast Corp., Class A................................      3,140,625
                                                                    ------------
                                                                       4,460,625
                                                                    ------------
           CHEMICALS -- 2.03%
    80,000 Hanna M.A. Co.........................................      2,305,000
                                                                    ------------
           COMPUTER SOFTWARE -- 2.58%
    90,000 Marcam Corp...........................................      1,305,000
    35,000 Sungard Data Systems, Inc.*...........................      1,627,500
                                                                    ------------
                                                                       2,932,500
                                                                    ------------
           CONSUMER NON-DURABLE -- 1.17%
    60,000 Department 56, Inc.*..................................      1,331,250
                                                                    ------------
           CONSUMER CYCLICAL -- 0.62%
   145,000 Designs, Inc.*........................................        706,875
                                                                    ------------
           ELECTRONIC COMPONENTS &
            INSTRUMENTS -- 3.22%
    30,000 Avnet, Inc............................................      1,725,000
    13,000 Harman International Industries, Inc..................        547,625
    35,000 Wyle Electronics......................................      1,382,500
                                                                    ------------
                                                                       3,655,125
                                                                    ------------
           ENTERTAINMENT -- 1.23%
    40,000 King World Productions, Inc.*.........................      1,400,000
                                                                    ------------
           ENVIRONMENTAL -- 1.09%
    80,000 Wheelabrator Technologies, Inc........................      1,235,000
                                                                    ------------
           FINANCIAL -- 3.07%
   175,000 Frontier Corp.........................................      3,489,063
                                                                    ------------
           FOOD-PROCESSING -- 1.05%
   350,000 United Biscuits Holdings - ADR........................      1,190,000
                                                                    ------------
           HOSPITAL MANAGEMENT &
            SERVICES -- 3.05%
   160,000 Medpartners, Inc.*....................................      3,460,000
                                                                    ------------
           INSURANCE -- 0.88%
    20,000 Liberty Financial Companies                                   997,500
                                                                    ------------
           MACHINERY & ENGINEERING -- 0.75%
    40,300 Tranzonic Companies...................................        846,300
                                                                    ------------
           MANUFACTURING HOUSING -- 1.64%
    80,000 Pall Corp.............................................      1,860,000
                                                                    ------------
           MEDICAL EQUIPMENT &
            SUPPLIES -- 0.69%
   200,000 Oncor.................................................        787,500
                                                                    ------------

                                  SECURITY                            VALUE
  SHARES                        DESCRIPTION                          (NOTE 2)
  ------                        -----------                          --------
           OIL & GAS -- 4.64%
    15,500 Eastern Enterprises..................................   $    537,656
    33,000 Oil-Dri Corp.........................................        530,063
   120,000 Santa Fe Energy Resources, Inc.*.....................      1,762,500
    37,000 Tesoro Petroleum Corp.*..............................        548,062
    90,000 Union Texas Petroleum Holdings, Inc..................      1,884,375
                                                                   ------------
                                                                      5,262,656
                                                                   ------------
           PUBLISHING & PRINTING -- 0.65%
    20,000 American Greetings Corp., Class A....................        742,500
                                                                   ------------
           REAL ESTATE -- 2.90%
    30,092 Chateau Communities, Inc.............................        861,383
    33,000 Manufactured Home Communities, Inc...................        761,062
     8,500 Meditrust Corp.......................................        338,406
    50,000 Storage Trust Realty.................................      1,325,000
                                                                   ------------
                                                                      3,285,851
                                                                   ------------
           RESTAURANTS -- 0.48%
    90,000 Roadhouse Grill, Inc.*...............................        540,000
                                                                   ------------
           RETAIL -- 0.68%
    50,000 Cash America International, Inc......................        525,000
    26,300 Jacobson Stores......................................        249,850
                                                                   ------------
                                                                        774,850
                                                                   ------------
           TECHNOLOGY -- 0.96%
    14,000 Mineral Technologies, Inc............................        525,000
    50,000 Trident Microsystems, Inc.*..........................        562,500
                                                                   ------------
                                                                      1,087,500
                                                                   ------------
           TEXTILES & APPAREL -- 0.44%
    26,000 Fieldcrest Cannon, Inc.*.............................        494,000
                                                                   ------------
           TOBACCO -- 1.16%
    40,000 RJR Nabisco Holdings Corp............................      1,320,000
                                                                   ------------
           TRANSPORTATION-SHIPPING -- 1.48%
    27,000 Avondale Industries, Inc.............................        567,000
    80,000 Old Dominion Freight Line, Inc.*.....................      1,110,000
                                                                   ------------
                                                                      1,677,000
                                                                   ------------
           TELEPHONE -- 0.67%
   142,600 Midcom Communications, Inc.*.........................        757,563
                                                                   ------------
           TELECOMMUNICATIONS -- 2.24%
    31,772 Ascent Entertainment Group...........................        289,920
    50,000 California Microwave, Inc.*..........................        700,000
    65,000 Comsat Corp..........................................      1,547,813
                                                                   ------------
                                                                      2,537,733
                                                                   ------------
           TOTAL -- CLOVER CAPITAL MANAGEMENT PORTFOLIO (COST
            $46,205,954)........................................     50,598,891
                                                                   ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
SMALL CAPITALIZATION EQUITY PORTFOLIO
Portfolio of Investments (continued) -- June 30, 1997

                                  SECURITY                             VALUE
  SHARES                         DESCRIPTION                          (NOTE 2)
  ------                         -----------                          --------
           COMMON STOCKS (CONTINUED)
           FRONTIER CAPITAL MANAGEMENT
            PORTFOLIO -- 47.11%
           AEROSPACE/DEFENSE -- 1.13%
    43,800 Aeroflex, Inc.*.......................................   $    224,475
    11,700 Banner Aerospace, Inc.*...............................        103,838
    15,730 BE Aerospace, Inc.*...................................        497,461
    31,100 UNC Resources, Inc.*..................................        454,838
                                                                    ------------
                                                                       1,280,612
                                                                    ------------
           BROADCASTING/CABLE -- 0.48%
    20,600 General Cable*........................................        527,875
     1,700 Youth Services International, Inc.*...................         20,613
                                                                    ------------
                                                                         548,488
                                                                    ------------
           BUILDING MATERIALS &
            COMPONENTS -- 0.77%
    21,400 Elcor Corp............................................        596,525
    38,100 Perini Corp.*.........................................        280,988
                                                                    ------------
                                                                         877,513
                                                                    ------------
           BUSINESS EQUIPMENT &
            SERVICES -- 0.31%
     8,800 Black Box Corp.*......................................        354,200
                                                                    ------------
           CHEMICALS -- 1.76%
    21,500 AG Services of America, Inc.*.........................        397,750
    28,300 Brunswick Technologies, Inc.*.........................        265,313
    38,700 Hexcel Corp.*.........................................        667,575
    13,700 Spartech Corp.........................................        178,100
    28,200 Wellman, Inc..........................................        489,975
                                                                    ------------
                                                                       1,998,713
                                                                    ------------
           COMMERCIAL SERVICES -- 0.77%
     4,200 Fine Host Corp.*......................................        132,300
    17,800 Lason, Inc.*..........................................        500,625
    18,000 Protection One, Inc.*.................................        243,000
                                                                    ------------
                                                                         875,925
                                                                    ------------
           COMPUTER EQUIPMENT -- 3.44%
    10,400 Bell & Howell Co.*....................................        320,450
    86,400 ISG International Software Corp.*.....................      1,101,600
    49,500 Learning Company, Inc.*...............................        464,063
    34,300 Network General Corp.*................................        510,213
    59,300 Optika Imaging Systems, Inc*..........................        296,500
    30,500 Sandisk Corp.*........................................        446,063
     9,668 Seagate Technology, Inc.*.............................        340,193
    38,800 State of The Art, Inc.*...............................        426,800
                                                                    ------------
                                                                       3,905,882
                                                                    ------------
           COMPUTER SOFTWARE -- 2.52%
    41,600 Broadway & Seymour, Inc.*.............................        525,200
    34,800 Evans & Sutherland Computer Corp.*....................        970,050
     8,000 Filenet Corp.*........................................        116,000
    31,300 Level 8 Systems, Inc.*................................        508,625

                                  SECURITY                            VALUE
  SHARES                        DESCRIPTION                          (NOTE 2)
  ------                        -----------                          --------
           COMPUTER SOFTWARE (CONTINUED)
    17,600 Tecnomatix Technologies, Inc.*.......................   $    572,000
    12,200 Wonderware
            Corp.*..............................................        172,325
                                                                   ------------
                                                                      2,864,200
                                                                   ------------
           ELECTRICAL & ELECTRONICS -- 2.65%
    28,900 Cirrus Logic, Inc.*..................................        303,450
    35,700 Encore Wire Corp.*...................................      1,088,850
    23,400 Harman International Industries, Inc.................        438,100
     9,300 Oak Industries, Inc.*................................        267,375
    10,800 Rogers Corp.*........................................        380,700
    67,500 Spectrum Control, Inc.*..............................        291,094
    13,200 Trimble Navigation Ltd.*.............................        234,300
                                                                   ------------
                                                                      3,003,869
                                                                   ------------
           ELECTRONIC COMPONENTS & INSTRUMENTS -- 3.85%
    46,400 Aavid Thermal Technologies, Inc.*....................        957,000
    19,800 Alpha Industries, Inc.*..............................        164,588
    10,800 Atmel Corp.*.........................................        302,400
    14,400 DII Group, Inc.*.....................................        633,600
    26,400 Invivo Corp.*........................................        204,600
    11,200 Lattice Semiconductor Corp.*.........................        632,800
     7,200 Maxim Integrated Products, Inc.*.....................        409,500
    25,700 Semiconductor Packaging Materials*...................        228,088
    18,700 Harmon Industries, Inc...............................        402,050
    18,500 VLSI Technology, Inc.*...............................        437,063
                                                                   ------------
                                                                      4,371,689
                                                                   ------------
           ENGINEERING & CONSTRUCTION -- 1.38%
    94,700 Insituform Technologies Class A*.....................        580,038
    10,000 J Ray McDermott SA*..................................        270,000
    16,000 Jacobs Engineering Group, Inc.*......................        430,000
     6,700 Stone & Webster, Inc.................................        286,006
                                                                   ------------
                                                                      1,566,044
                                                                   ------------
           ENVIRONMENTAL -- 0.51%
    34,400 Safety Kleen Corp....................................        580,500
                                                                   ------------
           FINANCIAL SERVICES -- 0.70%
    11,500 Aames Financial Corp.................................        212,750
    16,100 Ocwen Asset Invesment Corp.*.........................        326,025
     5,500 Redwood Trust, Inc...................................        257,125
                                                                   ------------
                                                                        795,900
                                                                   ------------
           FOREST PRODUCTS & PAPERS -- 0.51%
    27,300 Louisiana-Pacific Corp...............................        576,713
                                                                   ------------
           HEALTH CARE -- 0.69%
    37,800 Apple Orthodontix, Inc.*.............................        344,925
    41,400 Dusa Pharmaceuticals, Inc.*..........................        256,163
    12,800 Nextstar Pharmaceuticals, Inc.*......................        182,400
                                                                   ------------
                                                                        783,488
                                                                   ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
SMALL CAPITALIZATION EQUITY PORTFOLIO
Portfolio of Investments (continued) -- June 30, 1997

                                  SECURITY                             VALUE
  SHARES                         DESCRIPTION                          (NOTE 2)
  ------                         -----------                          --------
           COMMON STOCKS (CONTINUED)
           FRONTIER CAPITAL MANAGEMENT
            PORTFOLIO (CONTINUED)
           INSURANCE -- 2.11%
    16,600 American Annuity Group, Inc...........................   $    298,800
     8,600 Avemco Corp...........................................        226,556
    15,100 Conseco, Inc..........................................        558,700
    17,000 Coventry Corp.*.......................................        257,125
    26,700 John Alden Financial Corp.............................        559,031
    15,800 Mid Atlantic Medical Services, Inc.*..................        245,888
     4,800 Mid Ocean Ltd.........................................        251,700
                                                                    ------------
                                                                       2,397,800
                                                                    ------------
           LEISURE & TOURISM -- 0.27%
    17,400 International Game Technology.........................        308,850
                                                                    ------------
           MACHINERY & ENGINEERING -- 0.41%
    31,000 Brown & Sharpe Manufacturing Co.*.....................        468,875
                                                                    ------------
           MANUFACTURING -- 0.86%
    11,400 Greenfield Industries, Inc............................        307,800
     3,800 Lesco, Inc............................................         70,300
    25,300 Wesley Jessen Visioncare, Inc.*.......................        604,038
                                                                    ------------
                                                                         982,138
                                                                    ------------
           MEDICAL -- BIOTECHNOLOGY -- 0.44%
    18,500 Neoprobe Corp.*.......................................        259,000
    10,700 Pharmaceutical Product Development, Inc.*.............        235,400
                                                                    ------------
                                                                         494,400
                                                                    ------------
           MEDICAL SUPPLIES -- 1.13%
    35,200 CMS, Inc.*............................................        321,200
    13,000 Merit Medical Systems, Inc.*..........................         86,125
    26,000 Nastech Pharmaceutical Co.*...........................        273,000
    29,900 Uroquest Medical Corp.*...............................        194,350
    17,400 Visx, Inc.*...........................................        413,250
                                                                    ------------
                                                                       1,287,925
                                                                    ------------
           MEDICAL -- HOSPITAL MANAGEMENT & SERVICES -- 0.80%
    45,500 American Service Group*...............................        648,375
     7,800 United Wisconsin Services, Inc........................        262,763
                                                                    ------------
                                                                         911,138
                                                                    ------------
           OIL & GAS -- 2.03%
    18,700 American Exploration Co.*.............................        273,488
    11,300 Carbo Ceramics, Inc...................................        307,925
    81,300 Coho Energy, Inc.*....................................        863,813
    19,500 Noble Drilling Corp.*.................................        439,969
    22,600 Wiser Oil Co..........................................        416,688
                                                                    ------------
                                                                       2,301,883
                                                                    ------------
           PACKAGING/CONTAINER -- 0.43%
    34,000 U.S. Can Corp.*.......................................        484,500
                                                                    ------------

                                  SECURITY                             VALUE
  SHARES                         DESCRIPTION                          (NOTE 2)
  ------                         -----------                          --------
           PHARMACEUTICALS -- 0.61%
    31,000 Anesta Corp.*.........................................   $    589,000
    25,200 I-Flow Corp.*.........................................         99,225
                                                                    ------------
                                                                         688,225
                                                                    ------------
           PUBLISHING & PRINTING -- 1.31%
    36,500 International Imaging Materials, Inc.*................        593,125
    16,350 Mail-Well, Inc.*......................................        465,975
    20,500 Scientific Games Holdings Corp.*......................        422,813
                                                                    ------------
                                                                       1,481,913
                                                                    ------------
           REAL ESTATE -- 2.07%
    11,300 Boston Properties, Inc................................        310,750
    53,700 Commercial Real Estate Services*......................      1,624,425
    30,500 Prime Retail, Inc.....................................        409,844
                                                                    ------------
                                                                       2,345,019
                                                                    ------------
           RETAIL -- 0.26%
    17,000 Claire's Stores, Inc..................................        297,500
                                                                    ------------
           SECURITY SERVICES -- 0.34%
    80,000 Magal Security Systems*...............................        380,000
                                                                    ------------
           SHIPBUILDING -- 0.65%
    30,497 Halter Marine Group, Inc.*............................        731,923
                                                                    ------------
           STEEL -- 1.72%
    23,300 Birmingham Steel Corp.................................        361,150
    11,400 Carpenter Technology Corp.............................        521,550
    18,400 J & L Specialty Steel, Inc............................        220,800
    14,300 Lukens, Inc...........................................        269,019
    28,800 Oregon Steel Mills, Inc...............................        574,200
                                                                    ------------
                                                                       1,946,719
                                                                    ------------
           TECHNOLOGY -- 0.16%
    13,600 Platinum Tech.*.......................................        180,200
                                                                    ------------
           TELECOMMUNICATION
            EQUIPMENT -- 1.23%
    10,260 ADC Telecommunication, Inc.*..........................        342,428
    15,300 Boston Technology, Inc.*..............................        452,306
     5,200 Ciprico, Inc.*........................................         79,300
    13,300 DSC Communications Corp.*.............................        295,925
     7,500 Digital Microwave*....................................        225,000
                                                                    ------------
                                                                       1,394,959
                                                                    ------------
           TELECOMMUNICATIONS -- 3.09%
    26,530 Arch Communications Group*............................        202,291
    24,500 Coherent Communication Systems Corp.*.................        612,500
    75,725 Interferon Sciences, Inc.*............................        681,525
    14,100 Omnipoint Corp.*......................................        234,412
    28,500 Scientific-Atlanta, Inc...............................        623,437
    27,300 Transaction Network Services*.........................        385,612
    22,400 Western Wireless Corp., Class - A*....................        355,600
    24,100 360 Communications Co.*...............................        412,712
                                                                    ------------
                                                                       3,508,089
                                                                    ------------


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
SMALL CAPITALIZATION EQUITY PORTFOLIO
Portfolio of Investments (continued) -- June 30, 1997

  SHARES/
 PRINCIPAL                        SECURITY                             VALUE
  AMOUNT                         DESCRIPTION                          (NOTE 2)
 ---------                       -----------                          --------
           COMMON STOCKS (CONTINUED)
           FRONTIER CAPITAL MANAGEMENT PORTFOLIO (CONTINUED)
           TEXTILES & APPAREL -- 1.04%
    25,000 Fieldcrest Cannon, Inc.*..............................   $    475,000
    76,900 Oneita Industries, Inc................................         31,241
    18,700 Sport-Haley, Inc*.....................................        313,225
     9,700 Unifi, Inc............................................        362,537
                                                                    ------------
                                                                       1,182,003
                                                                    ------------
           TOYS -- 0.48%
    29,000 Galoob (Lewis) Toys, Inc.*............................        547,375
                                                                    ------------
           TRANSPORTATION -- 1.89%
    15,000 America West Airlines, Inc.,
            Class - B*...........................................        217,500
    24,000 Celadon Group*........................................        276,000
    25,000 Mesaba Holdings, Inc.*................................        368,750
    44,400 OMI Corp.*............................................        424,575
    14,500 Teekay Shipping Corp..................................        501,156
    13,700 U.S. Freightways Corp.................................        354,487
                                                                    ------------
                                                                       2,142,468
                                                                    ------------
           UTILITIES -- ELECTRICAL -- 0.47%
    13,900 Calenergy Co., Inc.*..................................        528,200
                                                                    ------------
           WHOLESALE SPECIAL LINE -- 1.28%
    22,700 Cameron Ashley Building Products*.....................        314,964
    20,200 Central Garden & Pet Co.*.............................        505,000
    42,700 Sodak Gaming, Inc.*...................................        629,825
                                                                    ------------
                                                                       1,449,789
                                                                    ------------
           WIRE & CABLE -- 0.56%
    22,600 Essex International, Inc.*............................        629,975
                                                                    ------------
           TOTAL -- FRONTIER CAPITAL MANAGEMENT PORTFOLIO
            (COST $44,655,722)...................................     53,455,602
                                                                    ------------
           TOTAL -- COMMON STOCKS
            (COST $90,861,676)...................................    104,054,493
                                                                    ------------
           CORPORATE BONDS -- 0.49%
           CLOVER CAPITAL MANAGEMENT
            PORTFOLIO -- 0.49%
   500,000 Meditrust Corp., 7.50%, 3/1/01........................        560,625
                                                                    ------------
           TOTAL CORPORATE BONDS
            (COST $508,028)......................................        560,625
                                                                    ------------

 PRINCIPAL                       SECURITY                            VALUE
  AMOUNT                        DESCRIPTION                         (NOTE 2)
 ---------                      -----------                         --------
           SHORT-TERM INVESTMENTS -- 11.23%
           CLOVER CAPITAL MANAGEMENT
            PORTFOLIO -- 6.02%
 6,827,607 Bankers Trust Co., Repurchase Agreement, 4.25%,
            7/1/97 (Collateralized by $6,323,000 U.S. Treasury
            Notes, 8.75%, 8/15/00; market value $6,828,413)....   $  6,827,607
                                                                  ------------
           FRONTIER CAPITAL MANAGEMENT
            PORTFOLIO -- 5.21%
 5,917,380 Bankers Trust Co., Repurchase Agreement, 4.25%,
            7/1/97 (Collateralized by $5,480,000 U.S. Treasury
            Notes, 8.75% 8/15/00; market value $5,918,079).....      5,917,380
                                                                  ------------
           TOTAL SHORT-TERM INVESTMENTS
            (COST $12,744,987).................................     12,744,987
                                                                  ------------
           TOTAL INVESTMENTS (COST $104,114,691) (A)--103.42%..    117,360,105
                                                                  ------------
           LIABILITIES IN EXCESS OF OTHER
            ASSETS--(3.42%)....................................     (3,880,577)
                                                                  ------------
           NET ASSETS--100.00%                                    $113,479,528
                                                                  ============

--------
* Represents non-income producing security.
ADR--American Depositary Receipt
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation......................................... $17,757,871
   Unrealized depreciation.........................................  (4,512,457)
                                                                    -----------
   Net unrealized appreciation..................................... $13,245,414
                                                                    ===========


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments -- June 30, 1997

                                  SECURITY                             VALUE
 SHARES                         DESCRIPTION                           (NOTE 2)
 ------                         -----------                           --------
         COMMON STOCKS AND WARRANTS -- 92.27%
         AUSTRALIA -- 4.75%
  39,000 Amcor Ltd. (Forest Products).............................   $  259,156
  66,900 Boral Limited (Building Materials).......................      210,657
  10,000 Brambles Industries Ltd. (Services)......................      197,772
  93,600 Broken Hill Proprietary Co. Ltd.
          (Metals - Diversified)..................................    1,377,036
  10,000 Coca Cola Amatil Ltd. (Beverages)........................      155,856
  37,050 CRA Limited (Mining).....................................      580,570
  50,000 CSR Limited (Industrial).................................      193,687
 175,000 David Jones Limited (Retail Store).......................      244,469
  11,491 Lend Lease Corp. Ltd. (Real Estate)**....................      242,957
 129,514 M.I.M. Holdings Ltd. (Mining)............................      191,684
  61,200 National Australia Bank Ltd. (Financial).................      876,663
 128,097 News Corp. (Publishing & Printing).......................      130,076
  33,000 News Corp Ltd. Pfd.
          (Publishing & Printing).................................      614,223
  78,800 Pacific Dunlop Ltd. (Holding Company)....................      233,252
  82,049 Qantas Airways Ltd. (Transportation).....................      192,065
  29,200 Santos Ltd. (Oil & Gas)..................................      122,815
 107,200 Westpac Banking Corp. (Financial)........................      645,159
  55,000 WMC Limited (Metals - Diversified).......................      346,787
  51,000 Woolworths Limited (Food - Retail).......................      128,106
                                                                     ----------
                                                                      6,942,990
                                                                     ----------
         BELGIUM -- 3.03%
   3,542 Acec - Union Miniere SA (Mining)*........................      331,617
   5,500 Delhaize Freres NPV (Retail - Grocery)...................      288,790
   3,160 Electrabel NPV (Utilities)...............................      676,861
   2,884 Fortis AG NPV (Insurance)................................      595,308
     224 Fortis AG - Strip Vvpr (Insurance)*......................           50
     700 Generale de Banque (Financial Services)..................      269,343
     550 Generale de Banque - Tractabel Warrants expiring 11/30/99
          (Financial Services)....................................        5,898
   1,670 Group Bruxelles Lambert NPV
          (Financial Services)....................................      279,764
   1,080 Kredietbank NPV (Financial Services).....................      435,060
      25 Kredietbank - Vvpr (Financial Services)..................        9,863
   1,710 Petrofina S.A. NPV (Oil & Gas)...........................      647,277
   2,720 Societe Generale de Belique Paris
          (Multi-Industry)........................................      253,902
     544 Solvay S.A. (Chemicals)..................................      320,400
     750 Tractebel NPV (Multi-Industries).........................      312,543
                                                                     ----------
                                                                      4,426,676
                                                                     ----------
         CANADA -- 2.85%
   8,100 Alcan Aluminium Ltd.
          (Metals - Diversified)..................................      276,316
   7,400 Bank of Montreal (Financial).............................      288,883
   4,700 Barrick Gold Corp. (Mining)..............................      102,292
   8,600 BCE Inc. (Telecom Services)..............................      239,183
   5,600 Canadian National Railway Co. (Transportation)...........      244,166

                                 SECURITY                              VALUE
 SHARES                         DESCRIPTION                           (NOTE 2)
 ------                         -----------                           --------
        CANADA (CONTINUED)
 18,400 Canadian Pacific Ltd. (Holding Company)...................   $  523,734
  7,200 Hudson's Bay Co. (Retail - Department Stores).............      161,657
  6,700 Imperial Oil Canada Ltd. (Oil & Gas)......................      343,322
 11,600 MacMillan Bloedel (Forest Products).......................      159,629
  7,300 Moore Corp. Ltd. (Business Equipment).....................      143,811
  8,000 Noranda Inc. (Metals - Diversified).......................      172,376
  2,800 Northern Telecom Ltd. (Telecommunications)................      252,379
 12,100 Nova Corp. of Alberta (Utilities).........................      103,411
  8,200 Royal Bank of Canada (Financial)..........................      371,486
 11,500 Thompson Corp. (Publishing & Printing)....................      266,532
  7,100 Seagram Co. Ltd. (Wine & Spirits).........................      285,399
 11,000 Trans Canada Pipelines Ltd. (Utilities)...................      221,084
                                                                     ----------
                                                                      4,155,660
                                                                     ----------
        FINLAND -- 0.68%
 31,400 Merita Ltd. (Banking).....................................      104,616
  6,400 Nokia (Telecommunications)................................      478,105
  5,400 Outokumpu (Metals - Steel)................................      107,116
  1,600 Pohjola Insurance Co. (Insurance).........................       47,453
    231 Rauma (Industrial)........................................        5,294
    600 Sampo Insurance Co. (Insurance)...........................       58,354
  8,300 UPM - Kymmene Corp. (Paper Products)......................      191,815
                                                                     ----------
                                                                        992,753
                                                                     ----------
        FRANCE -- 6.20%
  2,548 Accor Ltd. (Leisure & Tourism)............................      381,288
  3,372 Alcatel Alsthom (Telecommunications)......................      422,023
  4,118 AXA UAP Certificate of Guaranteed Value (Insurance).......       15,966
  6,618 AXA SA (Insurance)........................................      411,198
 11,610 Banque Nationale de Paris (Financial).....................      477,896
  2,328 Cie Bancaire SA (Financial Services)......................      296,903
  4,590 Cie Generale Warrants expiring 12/31/01 (Diversified
         Operations)..............................................        2,747
  3,810 Cie de St. Gobain (Building Materials)....................      555,235
  2,818 Cie de Suez Compagnie (Financial Services)................      135,995
  2,790 Cie Generale Des Eaux (Utilities).........................      357,248
  1,090 Colas (Construction)......................................      143,648
  3,580 Credit Local de France (Construction).....................      348,217
  2,000 Groupe Denome (Food)......................................      330,233
  1,390 LVMH Moet Vuitton (Wine & Spirits)........................      373,459
  3,300 Lafarge SA (Building Materials)...........................      205,103
  7,100 Lyonnaise Des Eaux (Environmental)........................      206,093
  3,600 Lyonnaise Des Eaux (Environmental)........................      362,406
  7,261 Michelin Cl. B (Tire & Rubber)............................      435,293
  7,806 Pechiney Cert D'Invest (Metals)...........................      307,291
  4,050 Peugeot S.A. (Auto Related)...............................      390,770
 10,100 Rhone-Poulenc Ord. (Pharmaceuticals)......................      413,049

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments (continued) -- June 30, 1997

                                  SECURITY                             VALUE
  SHARES                         DESCRIPTION                          (NOTE 2)
  ------                         -----------                          --------
           COMMON STOCKS AND
            WARRANTS (CONTINUED)
           FRANCE (CONTINUED)
     7,700 Seita (Tobacco).......................................   $    243,542
     5,410 Societe Nationale Elf Aquitane
            (Oil & Gas)..........................................        583,254
     3,794 Societe Generale (Financial)..........................        422,896
     7,400 Thomson CSF (Defense).................................        190,515
     4,967 Total Co. Cl. B (Oil & Gas)...........................        501,709
    30,500 Unisor Sacilor (Iron/Steel)...........................        549,764
                                                                    ------------
                                                                       9,063,741
                                                                    ------------
           GERMANY -- 8.72%
     5,310 Allianz AG Holdings (Insurance).......................      1,133,705
    14,520 BASF AG (Chemical)....................................        535,543
    19,240 Bayer AG (Chemical)...................................        741,060
       625 Bayerische Motoren Werke AG
            (Auto Related).......................................        515,132
    15,920 Commerzbank AG (Banking)..............................        454,414
     7,650 Daimler Benz AG (Auto Related)........................        622,190
    15,483 Deutsche Bank AG (Financial)..........................        908,729
    38,200 Deutsche Telekom AG (Telecommunications)..............        938,196
     6,050 Henkel KGAA Vorzug (Chemicals)........................        340,523
     4,300 Hochtief AG (Building Materials)......................        192,239
     6,370 Hoechst AG (Chemicals)................................        269,813
       980 Man AG (Machinery & Engineering)......................        305,004
     1,223 Mannesmann AG
            (Machinery & Engineering)............................        545,697
     4,462 Metro AG
            (Retail - Department Stores).........................        485,917
       256 Muenchener Rueckver AG (Insurance)....................        724,847
     1,571 Preussag AG (Holding Company).........................        461,926
    10,900 RWE AG (Oil & Gas)....................................        468,562
     6,358 Schering AG (Pharmaceuticals).........................        680,733
     6,500 Siemens AG (Manufacturing)............................        389,136
     2,450 Thyssen AG (Steel)....................................        589,084
    12,732 Veba AG (Utilities)...................................        718,807
       950 Volkswagen AG (Auto Related)..........................        719,837
                                                                    ------------
                                                                      12,741,094
                                                                    ------------
           HONG KONG -- 1.12%
    14,000 Cheung Kong Holdings
            (Real Estate)........................................        138,242
    31,000 China Light & Power
            (Electric - Distribution)............................        175,661
    19,000 53 (Financial Services)...............................        100,061
    12,700 Hang Seng Bank (Banking)..............................        181,141
    54,000 Hong Kong Telecommunications
            (Telecom Services)...................................        128,948
    34,000 Hutchison Whampoa
            (Diversified Operations).............................        294,038

                                  SECURITY                            VALUE
  SHARES                        DESCRIPTION                          (NOTE 2)
  ------                        -----------                          --------
           HONG KONG (CONTINUED)
     9,600 Jardine Matheson Holdings - ADR (Diversified
            Operations).........................................   $     67,500
    22,000 New World Development
            (Transportation - Marine)...........................        131,194
    11,000 Sun Hung Kai Properties
            (Real Estate).......................................        132,401
    18,000 Swire Pacific Ltd. (Airlines)........................        162,056
    28,000 Wharf Holdings (Real Estate).........................        121,436
                                                                   ------------
                                                                      1,632,678
                                                                   ------------
           ITALY -- 3.14%
    24,910 Assic Generali (Insurance)...........................        452,111
    65,000 Banca Commerciale Italiana (Banking).................        134,391
   177,000 Credito Italiano
            (Financial - Banking)...............................        323,330
    36,500 Danieli Di Risp (Engineering)........................        127,562
    22,600 Edison SPA (Utilities)...............................        112,237
     5,900 ENI ADS - ADR (Oil)..................................        335,563
    74,000 Ente Nazionale Idrocarburi (Oil).....................        418,355
   182,500 Fiat Spa (Auto Related)..............................        336,593
    26,100 Istituto Mobiliare Italiano Spa
            (Financial Services)................................        234,555
    87,400 Istituto Nazionale D Assicurazi (Insurance)..........        132,961
    30,400 Italgas (Utilities)..................................         98,209
    11,000 Mediobanca Spa (Financial Services)..................         66,678
   476,840 Montedison Spa (Multi - Industries)..................        314,252
    22,000 Rinascente
            (Retail - Department Stores)........................        122,050
    22,000 Rinascente Warrants expiring 12/31/99 (Retail -
             Department Stores).................................          3,618
    23,000 Rinascente Savings
            (Retail - Department Stores)........................         55,862
    23,000 Rinascente Savings Warrants expiring 12/31/99
            (Retail - Department Stores)........................          3,783
     1,400 Rinascente Savings
            (Retail - Department Stores)........................            678
    25,000 Sai Risp (Insurance).................................         76,946
   251,000 Telcom Italia Di Risp (Telecommunications)...........        496,103
    55,000 Telecom Italia (Telecommunications)..................        164,435
    70,000 Telecom Italia Mobile de Risp (Telecommunications)...        226,138
   197,000 Tim Di Risp (Telecommunications).....................        351,765
                                                                   ------------
                                                                      4,588,175
                                                                   ------------
           JAPAN -- 26.73%
    61,000 Amada (Hand/Machine Tools)...........................        537,656
    72,000 Asahi Glass Co. (Building Materials).................        716,293


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments (continued) -- June 30, 1997

                                  SECURITY                             VALUE
  SHARES                         DESCRIPTION                          (NOTE 2)
  ------                         -----------                          --------
          COMMON STOCKS AND
           WARRANTS (CONTINUED)
          JAPAN (CONTINUED)
   67,000 Bank of Tokyo - Mitsubishi (Financial/Banking)..........  $  1,344,795
   49,000 Canon, Inc. (Business Equipment)........................     1,334,148
   20,500 Canon Sales
           (Business & Public Services)...........................       477,660
   56,000 Citizen Watch Co. (Jewelry).............................       432,010
   56,000 Dai Nippon Printing
           (Publishing & Printing)................................     1,265,730
   39,000 Daiichi Pharmaceuticals Co. LTD (Pharmaceutical)........       687,495
   60,000 Daikin Kogyo Co.
           (Machinery & Engineering)..............................       544,550
   30,000 Daiwa House Industries (Manufacturing/Housing)..........       366,524
   29,000 Denso Corp. (Auto Parts)................................       693,429
   24,600 Fanuc Co. (Electronic Components).......................       944,585
   36,000 Fujitsu (Computer Equipment)............................       499,520
  119,000 Hitachi Ltd. (Electrical & Electronics).................     1,329,261
   16,000 Honda Motor Co. (Auto Related)..........................       481,717
   59,000 Inax (Building Materials)...............................       441,766
   21,000 Isetan (Retail - Department Store)......................       260,232
   23,000 Ito Yokado Co. (Retail - Grocery).......................     1,334,759
   62,000 Kaneka Corp. (Chemicals)................................       388,481
   69,000 Keio Teito Electric Railway (Transportation)............       328,170
   69,000 Kintetsu - Kinki Nippon Railway (Transportation)........       421,503
   65,000 Kirin Brewery Co. Ltd. (Brewery)........................       675,015
   19,000 Kokuyo (Office/Business)................................       514,006
   74,000 Kuraray Co. Ltd. (Chemicals)............................       736,190
    7,000 Kyocera Corp. (Electronics).............................       555,895
   13,000 Maeda Road Construction
           (Construction & Engineering)...........................       111,746
   32,000 Marui (Retail)..........................................       594,816
   90,000 Matsushita Electric Co.
           (Electronic Components)................................     1,814,294
   75,000 Mitsubishi Paper Mills
           (Forest Products & Paper)..............................       293,219
   96,000 NGK Insulators (Industrial Components)..................     1,055,590
    5,300 Nintendo (Toys).........................................       444,018
   38,000 Nippon Meat Packers (Food Processing)...................       490,793
   47,000 Nippon Steel Corp. (Steel)..............................       150,118
   62,000 Okumura (Construction)..................................       328,423
  117,000 Osaka Gas Corp. (Utilities).............................       335,919
   44,000 Sankyo Pharmaceutical (Pharmaceuticals).................     1,478,314
   30,000 Sanwa Bank (Banking)....................................       445,065

                                  SECURITY                             VALUE
  SHARES                         DESCRIPTION                          (NOTE 2)
  ------                         -----------                          --------
           JAPAN (CONTINUED)
    14,000 Secom Co.
            (Business & Public Services).........................   $  1,027,489
    42,000 Seino Transport
            (Trucking & Leasing).................................        454,490
   117,000 Sekisui House (Manufacturing/Housing).................      1,184,397
    22,000 Shinmaywa Industries (Industries).....................        154,905
    13,700 Sony Corp. (Electrical & Electronics).................      1,194,371
    64,000 Sumitomo Bank Ltd. (Financial)........................      1,050,004
    50,000 Sumitomo Electric
            (Metal Fabricate/Hardware)...........................        837,770
    35,000 Sumitomo Trust & Banking (Financial)..................        375,687
    37,000 Takeda Chemical Industries (Pharmaceuticals)..........      1,039,707
    11,000 TDK Corp. (Electrical & Electronics)..................        807,313
    55,000 Tokio Marine & Fire (Insurance).......................        719,958
    15,200 Tokyo Electric Power (Utilities)......................        319,679
    45,000 Tokyo Steel (Steel)...................................        502,662
    44,000 Tonen Corp. (Oil & Gas)...............................        529,889
   248,000 Toray Industries Inc. (Chemical)......................      1,768,182
   142,000 Toshiba Corp.
            (Electrical & Electronics)...........................        913,291
    33,000 Toyo Suisan Kaisha
            (Food Processing)....................................        336,940
    16,000 Toyota Motor Corp. (Auto Related).....................        471,943
    29,000 Yamazaki Baking Co. Ltd.
            (Food Processing)....................................        511,214
                                                                    ------------
                                                                      39,053,596
                                                                    ------------
           MALAYSIA -- 1.60%
    30,000 Hume Industries
            (Building Materials).................................        137,844
    59,000 Kuala Lumpur (Misc - Materials).......................        146,063
    70,000 Land & General Holdings
            (Forest Products & Paper)............................         80,409
    31,000 Malayan Banking (Financial)...........................        325,398
    30,000 Malaysia International Shipping (Transportation)......         77,834
     9,000 Nestle Malaysia (Food Processing).....................         67,377
    13,000 New Straits Time Press Berhad
            (Publishing & Printing)..............................         76,210
    11,000 Perusahaan Otomobil Nasional (Automotive).............         51,414
    67,000 Public Bank Berhad (Financial)........................        104,563
    40,000 Resorts World Berhad (Entertainment)..................        120,415
     6,000 Rothmans Pall Mall (Tobacco)..........................         58,940
    82,000 Sime Darby Berhad
            (Holding Company)....................................        272,835
    48,500 Telecom Malaysia (Telecommunications).................        226,690

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments (continued) -- June 30, 1997

                                  SECURITY                            VALUE
  SHARES                        DESCRIPTION                          (NOTE 2)
  ------                        -----------                          --------
           COMMON STOCKS AND
            WARRANTS (CONTINUED)
           MALAYSIA (CONTINUED)
    71,000 Tenega Nasional (Utilities)..........................   $    345,916
    16,000 UMW Holdings Berhad
            (Machinery & Equipment).............................         75,418
    16,000 United Engineers Berhad (Engineering)................        115,345
    17,000 YTL Corporation Berhad (Construction)................         52,523
     1,700 YTL Power International (Telecommunications)*........          2,141
                                                                   ------------
                                                                      2,337,335
                                                                   ------------
           NETHERLANDS -- 5.51%
    34,376 ABN-Amro Holdings NV (Financial).....................        640,514
     1,000 Akzo Nobel (Chemicals)...............................        136,944
     1,980 DSM NV (Chemicals)...................................        196,861
    29,500 Elsevier (Publishing & Printing).....................        492,593
     1,200 Heineken (Beverages).................................        204,653
    23,602 ING Groep NV (Financial).............................      1,087,401
    11,500 KLM Royal Dutch Air (Transportation).................        354,197
     3,931 Kon Hoogovens (Iron & Steel).........................        218,934
    18,440 Koninklijke NV (Telecommunications)..................        722,843
    10,750 Philips Electronics
            (Electronic Components).............................        769,460
    46,680 Royal Dutch Petroleum (Oil & Gas)....................      2,426,324
     3,760 Unilever NV (Food Processing)........................        790,934
                                                                   ------------
                                                                      8,041,658
                                                                   ------------
           NEW ZEALAND -- 3.38%
   835,900 Brierly Investment Co.
            (Multi-Industries)..................................        817,950
   288,400 Carter Holt Harvey
            (Forest Products & Paper)...........................        746,673
    95,700 Fletcher Challenge Building Ltd.
            (Building & Materials)..............................        288,088
   105,700 Fletcher Challenge Energy Ltd.
            (Oil & Gas).........................................        319,628
   190,400 Fletcher Challenge Paper Ltd.
            (Forest Products & Paper)...........................        461,897
   205,589 Fletcher Challenge Forestry
            (Forest Products & Paper)...........................        298,968
   344,800 Telecom Corp of New Zealand (Telecommunications).....      1,757,271
     6,200 Telecom Corp of New Zealand - ADR
            (Telecommunications)................................        252,650
                                                                   ------------
                                                                      4,943,125
                                                                   ------------

                                  SECURITY                             VALUE
  SHARES                         DESCRIPTION                          (NOTE 2)
  ------                         -----------                          --------
           SINGAPORE -- 1.46%
    18,000 City Development (Real Estate)........................   $    176,224
    30,000 DBS Land (Real Estate)................................         94,825
    20,000 Development Bank of Singapore (Banking)...............        251,748
     4,000 Fraser & Neave (Beverages)............................         28,532
    47,000 Hotel & Properties (Lodging)..........................         79,867
     9,000 Keppel Corp.
            (Machinery & Equipment)..............................         39,965
     2,250 Keppel Corp. A Shares
            (Machinery & Equipment)*.............................          9,755
    40,000 Overseas Chinese Banking Corp. (Banking)..............        413,986
    26,000 Singapore International Airlines (Transportation).....        232,727
    13,000 Singapore Press Holdings (Telecommunications).........        261,818
   102,000 Singapore Telecom. Ltd. (Telecommunications)..........        188,308
    27,000 United Overseas Bank (Banking)........................        277,552
    29,000 Wing Tai Holdings Ltd.
            (Holding Companies)..................................         83,552
                                                                    ------------
                                                                       2,138,859
                                                                    ------------
           SPAIN -- 2.18%
       600 Acerinox SA (Steel)...................................        112,449
       900 Banco Popular Espanol (Financial).....................        220,540
     4,000 Banco Bilbao Vizcaya (Financial)*.....................        325,007
     4,810 Banco Central Hisponoamericano (Financial)............        175,984
     9,600 Banco Santander SA (Financial)........................        295,846
     1,800 Corporacion Mafre SA (Insurance)......................         95,791
     5,800 Empresa Nac Electric (Utiities).......................        487,008
     1,300 Fomento de Construcciones (Construction)..............        165,809
       900 Gas Natural SDG (Gas Production)......................        196,654
    20,100 Iberdrola S.A. (Utilities)............................        253,774
     3,400 Repsol S.A. (Oil & Gas)...............................        143,782
     2,300 Repsol S.A. - ADR (Oil & Gas).........................         97,606
    14,300 Telefonica de Espana (Telecommunications).............        413,508
     2,800 Vallehermoso SA (Real Estate).........................         75,550
     5,300 Viscofan (Food Processing)............................        123,937
                                                                    ------------
                                                                       3,183,245
                                                                    ------------
           SWITZERLAND -- 2.08%
       100 ABB AG (Electrical & Electric)*.......................        151,256
       125 Alusuisse Lonza Recd (Metals/Diversified).............        129,355
     1,314 Credit Suisse Group (Financial).......................        168,623
       436 Nestle SA (Food Processing)...........................        574,728
       532 Novartis AG (Pharmaceuticals).........................        849,831


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments (continued) -- June 30, 1997

                                  SECURITY                             VALUE
  SHARES                         DESCRIPTION                          (NOTE 2)
  ------                         -----------                          --------
           COMMON STOCKS AND
            WARRANTS (CONTINUED)
           SWITZERLAND (CONTINUED)
       392 Novartis Rights AG (Pharmaceuticals)*.................   $     36,219
        64 Roche Holding AS - Genusshein (Pharmaceuticals).......        578,414
       110 Swiss Reinsurance Co Recd (Insurance).................        155,465
       135 Union Bank of Switzerland (Financial).................        154,301
       605 Zurich Versicherung (Insurance).......................        240,576
                                                                    ------------
                                                                       3,038,768
                                                                    ------------
           UNITED KINGDOM -- 18.83%
    34,000 Abbey National PLC (Commercial Banks).................        464,133
    19,900 Bass PLC (Brewery)....................................        242,832
   117,300 B.A.T. Industries (Tobacco)...........................      1,049,605
    27,100 Booker PLC (Food Processing)..........................        123,840
   239,500 British Gas PLC (Utilities)...........................        881,145
   211,000 British Energy PLC (Utilities)........................        514,600
   109,401 British Petroleum Co. PLC
            (Oil & Gas)..........................................      1,359,567
   265,800 British Steel PLC (Steel/Iron)........................        659,312
   193,600 British Telecom PLC (Telecommunications)..............      1,437,440
    62,000 BTR PLC (Industrial Holdings).........................        212,106
   239,500 Centrica PLC (Utilities)*.............................        292,054
    30,053 Charter (Multi-Industries)............................        399,748
   134,400 Coats Viyella (Textiles & Apparel)....................        285,272
   150,000 FKI PLC (Electronics).................................        424,512
   253,700 General Electric PLC
            (Electrical & Electronics)...........................      1,516,228
    85,800 Glaxo Wellcome PLC (Pharmaceuticals)..................      1,771,163
    62,900 Grand Metropolitan PLC
            (Wine & Spirits).....................................        608,906
    83,600 Guinness (Wine & Spirits).............................        818,339
    61,175 Hanson PLC (Holding Company)..........................        303,996
   163,100 Hillsdown Holdings
            (Food Processing)....................................        458,871
   182,200 House of Fraser
            (Retail - Department Stores).........................        479,242
    37,000 H.S.B.C. Holdings PLC
            (Financial Services).................................      1,138,599

                                  SECURITY                            VALUE
  SHARES                        DESCRIPTION                          (NOTE 2)
  ------                        -----------                          --------
           UNITED KINGDOM (CONTINUED)
    13,000 Imperial Chemical Industries PLC (Chemicals).........   $    180,817
    56,000 Inchcape PLC (Commercial Service)....................        263,830
    82,500 Legal And General (Insurance)........................        556,922
   134,700 Lloyds TSB Group PLC (Financial).....................      1,381,331
    98,100 Marks & Spencers PLC
            (Retail - Dept Store)...............................        813,295
    76,100 Mirror Group PLC
            (Publishing & Printing).............................        238,173
    33,700 National Westminster Bank (Financial)................        453,025
    98,000 Northern Foods PLC (Foods)...........................        324,660
    64,300 Peninsular & Oriental Steam Navigation Co.
            (Transportation)....................................        642,261
    17,110 Reckitt & Colman
            (Household Products)................................        255,073
    29,400 Redland (Building Materials).........................        166,653
    36,000 Reuters Holdings PLC
            (Publishing & Printing).............................        379,364
    67,000 RJB Mining PLC (Mining)..............................        401,538
    95,211 Royal & Sun Alliance Insurance Group PLC
            (Insurance).........................................        702,167
    37,600 RTZ Corp. (Mining)...................................        655,053
    78,000 Sainsbury (J) PLC (Food).............................        473,306
    40,400 Scottish Hydro
            (Utilities - Electric)..............................        280,121
   224,700 Sears (Retail - Department Store)....................        250,627
   152,300 Sedgwick Group (Insurance)...........................        314,392
    44,500 SmithKline Beecham (Pharmaceuticals).................        818,971
   132,000 Smurfit (Jefferson) Group (Packaging)................        384,558
    65,600 Tesco (Retail - Grocery).............................        403,523
    44,600 Thames Water (Utilities).............................        514,910
    10,000 Unilever (Food Processing)...........................        286,587
    58,500 Vodafone (Telecommunications)........................        284,860
    79,000 Williams Holdings
            (Consumer Services).................................        424,795
    32,800 Yorkshire Water PLC (Water)..........................        213,228
                                                                   ------------
                                                                     27,505,550
                                                                   ------------
           TOTAL COMMON STOCKS
            (COST $116,931,099).................................    134,785,903
                                                                   ------------


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments (continued) -- June 30, 1997

  PRINCIPAL                        SECURITY                           VALUE
   AMOUNT                        DESCRIPTION                         (NOTE 2)
  ---------                      -----------                         --------
             SHORT-TERM INVESTMENTS -- 6.96%
 $   214,555 Bankers Trust, Short-Term Deposit, 5.38%, 7/31/97..   $    214,555
   9,950,000 Bankers Trust, Time Deposit, 5.88%, 7/1/97.........      9,950,000
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS (COST $10,324,184)....     10,164,555
                                                                   ------------
             TOTAL INVESTMENTS
              (COST $127,255,283)
              (A) -- 99.57%.....................................    144,950,458
                                                                   ------------
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES --
               0.57%............................................      1,171,494
                                                                   ------------
             NET ASSETS -- 100.00%..............................   $146,121,952
                                                                   ============

--------
 *Represents non-income producing security.
**Passive Foreign Investment Company
ADR--American Depositary Receipt
PLC--Public Liability Company
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

 Unrealized appreciation..........................................  $20,931,621
 Unrealized depreciation..........................................   (3,236,446)
                                                                    -----------
 Net unrealized appreciation......................................  $17,695,175
                                                                    ===========

     CONTRACT                                               VALUE ON
      AMOUNT                                   SETTLEMENT ORIGINATION     VALUE ON     APPRECIATION
 (LOCAL CURRENCY)                                DATE        DATE         6/30/97     (DEPRECIATION)
 ---------------- FORWARD EXCHANGE CONTRACTS   ---------- ------------  ------------  --------------
                  CURRENCY PURCHASED
      2,800,000   Canadian Dollar.........      8/22/97    $ 2,089,552   $ 2,034,292     ($55,260)
    443,000,000   Japanese Yen............      8/22/97      3,666,397     3,894,163      227,766
      4,400,000   Netherlands Guilder.....      8/22/97      2,330,955     2,247,880      (83,075)
    240,000,000   Spanish Peseta..........      8/22/97      1,650,199     1,629,881      (20,318)
     27,500,000   Swedish Krone...........      8/22/97      3,701,955     3,566,612     (135,343)
      7,000,000    Swiss Franc.............     8/22/97      4,911,033     4,819,610      (91,423)
                                                          ------------  ------------    ---------
                  Total Currency Purchased                 $18,350,091   $18,192,438    ($157,653)
                                                          ============  ============    =========
                  CURRENCY SOLD
     (7,300,000)  Australia Dollar........      8/22/97    ($5,599,915)  ($5,514,845)    $ 85,070
    (80,000,000)  Belgian Franc...........      8/22/97     (2,303,431)   (2,230,027)      73,404
     (3,400,000)   British Pound...........     8/22/97     (5,446,444)   (5,651,690)    (205,246)
     (1,000,000)  German Mark.............      8/22/97       (594,071)     (575,275)      18,796
     (9,000,000)  Hong Kong Dollar........      8/22/97     (1,160,272)   (1,160,976)        (704)
     (6,650,000)  Netherlands Guilder.....      8/22/97     (3,520,940)   (3,397,364)     123,576
   (240,000,000)  Spanish Peseta..........      8/22/97     (1,683,679)   (1,629,881)      53,798
                                                          ------------  ------------    ---------
                  Total Currency Sold                     ($20,308,752) ($20,160,058)    $148,694
                                                          ============  ============    =========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
LIMITED DURATION MUNICIPAL BOND PORTFOLIO
Portfolio of Investments -- June 30, 1997

   CREDIT
   RATINGS   PRINCIPAL           SECURITY                   MATURITY   VALUE
 (UNAUDITED)  AMOUNT           DESCRIPTION           RATE     DATE    (NOTE 2)
 ----------- ---------         -----------           ----   --------  --------
                       MUNICIPAL OBLIGATIONS --
                        87.62%
                       ALABAMA -- 0.44%
   NR/NR       180,000 Pell City Alabama
                        Industrial Development,
                        Shelby Steel Fabricators,
                        AMT
                        (LOC-Southtrust Bank).....    7.70%  9/1/01  $  182,048
                                                                     ----------
                       ALASKA -- 0.10%
   NR/NR        40,000 Homewood Alaska............    8.25%  2/1/04      42,750
                                                                     ----------
                       ARIZONA -- 0.92%
   NR/AAA       60,000 Gila County Arizona
                        Industrial Development
                        Authority Revenue.........   11.25%  4/1/01      72,975
   NR/A-       300,000 Valley Housing Development
                        Revenue, Section 8
                        Assistance................    8.00% 10/1/20     304,566
                                                                     ----------
                                                                        377,541
                                                                     ----------
                       ARKANSAS -- 10.14%
   Aa2/A+      150,000 Arkansas State Development
                        Finance Authority.........    9.38%  8/1/14     153,726
   Aaa/AAA   2,400,000 Arkansas State Development
                        Finance Authority.........    5.10% 10/1/16   2,343,000
   A1/AA     1,100,000 Rogers Arkansas Sales & Use
                        Tax Revenue...............    5.00% 11/1/15   1,115,125
   Aaa/NR      390,726 Springdale Arkansas
                        Residential Housing Series
                        A.........................    7.65%  9/1/11     412,216
   Aaa/NR      125,000 Washington County Hospital
                        Revenue...................    6.50%  1/1/00     128,438
                                                                     ----------
                                                                      4,152,505
                                                                     ----------
                       CALIFORNIA -- 2.19%
   Baa1/NR     140,000 Chino California University
                        School District, Capital
                        Construction Project,
                        Series A..................    8.00%  9/1/04     149,100
   NR/A+       490,000 City of Vallejo Housing
                        Authority, Multi-Family
                        Housing Revenue...........    5.00%  6/1/07     490,608
   NR/A        250,000 Los Angeles Community
                        Redevelopment Agency
                        Housing Revenue...........    5.50% 12/1/05     255,312
                                                                     ----------
                                                                        895,020
                                                                     ----------
                       COLORADO -- 2.37%
   Aa/NR       325,000 Aurora Colorado Housing
                        Authority, Single Family
                        Mortgage Revenue..........    7.30%  5/1/10     349,164
   NR/AA       205,000 Colorado Housing Finance
                        Authority.................    4.20%  2/1/22     204,971
   NR/AA       235,000 Colorado Housing Finance
                        Authority.................    6.85%  8/1/22     239,700
   A/NR        100,000 Commerce City Colorado
                        Single Family Mortgage
                        Revenue, Series A.........    6.88%  3/1/12     104,625
   NR/A+        70,000 Denver Colorado City &
                        County Industrial
                        Development Revenue.......    6.50%  6/1/99      72,012
                                                                     ----------
                                                                        970,472
                                                                     ----------
                       CONNECTICUT -- 0.66%
   A2/NR       145,000 Connecticut State
                        Development Authority,
                        Health Care Project.......    5.50%  9/1/97     145,096
   A/A         120,000 Connecticut State Resource
                        Recovery Authority........    7.63%  1/1/09     124,560
                                                                     ----------
                                                                        269,656
                                                                     ----------
                       DELAWARE -- 2.73%
   NR/AAA       25,000 Delaware Transit
                        Authority.................    9.00%  7/1/01      27,937
   NR/NR       550,000 Wilmington Delaware
                        Hospital Revenue,
                        Osteopathic Hospital
                        Series A..................   10.00% 10/1/03     594,686
   NR/NR       494,565 Wilmington Delaware
                        Industrial Development
                        Revenue, Lewis Epstein
                        Project...................    8.09% 10/1/04     496,420
                                                                     ----------
                                                                      1,119,043
                                                                     ----------
                       DISTRICT OF COLUMBIA --
                        0.34%
   Aaa/AAA     135,000 District of Columbia
                        Revenue (Howard
                        University), Series A.....    8.00% 10/1/17     138,968
                                                                     ----------
                       FLORIDA -- 0.25%
   Aaa/AAA     100,000 Cape Coral Florida Water
                        Revenue...................    6.63%  8/1/97     100,245
                                                                     ----------
                       GEORGIA -- 0.23%
   NR/AAA       90,000 Fulton County Housing
                        Authority, Single Family
                        Revenue...................    6.20%  3/1/13      92,925
                                                                     ----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
LIMITED DURATION MUNICIPAL BOND PORTFOLIO
Portfolio of Investments (continued) -- June 30, 1997

   CREDIT
   RATINGS   PRINCIPAL           SECURITY                   MATURITY   VALUE
 (UNAUDITED)  AMOUNT           DESCRIPTION            RATE    DATE    (NOTE 2)
 ----------- ---------         -----------            ----  --------  --------
                       MUNICIPAL OBLIGATIONS
                       (CONTINUED)
                       ILLINOIS -- 3.53%
   Aaa/AAA     300,000 Evergreen Park Hospital
                        Revenue...................    7.75% 2/15/09  $  311,340
   Aa3/AA-     100,000 Illinois State, General
                        Obligation Bonds..........    4.75%  8/1/99     100,023
   NR/NR       180,000 Macomb Illinois Elderly
                        Housing Corp. Revenue.....    7.25%  9/1/98     182,700
   Aaa/AAA     500,000 St. Clair County Public
                        Building Revenue..........    8.00% 12/1/05     507,885
   A/NR        330,000 Woodridge Mortgage Revenue,
                        Series 1992-1.............    7.25% 12/1/10     343,613
                                                                     ----------
                                                                      1,445,561
                                                                     ----------
                       INDIANA -- 1.37%
   A2/NR       385,000 Indiana Health Facility
                        Financing Authority,
                        Revenue...................    9.25% 10/1/17     397,616
   Aaa/AAA     160,000 Indiana State Toll Road
                        Revenue...................   10.00%  1/1/00     164,597
                                                                     ----------
                                                                        562,213
                                                                     ----------
                       KANSAS -- 0.07%
   NR/NR        30,000 North Kansas City
                        Hospital..................    5.70%  3/1/98      30,123
                                                                     ----------
                       KENTUCKY -- 0.06%
   NR/AAA       25,000 Kentucky State Pollution
                        Authority.................    5.90%  8/1/03      25,938
                                                                     ----------
                       LOUISIANA -- 7.04%
   NR/NR       130,000 Jefferson Parish Home
                        Mortgage Authority, Series
                        A.........................    4.85% 12/1/01     130,488
   NR/NR       255,000 Louisiana Public Facility
                        Authority Revenue.........    6.00%  7/1/07     255,000
   Aaa/AAA   2,500,000 Louisiana Public Facility
                        Authority, Series A-1.....    5.00% 12/1/15   2,500,000
                                                                     ----------
                                                                      2,885,488
                                                                     ----------
                       MASSACHUSETTS -- 0.71%
   A/A         215,000 Consumer Public Power......    5.10%  1/1/03     215,133
   NR/A-        75,000 Plymouth County
                        Massachusetts,
                        Certificates of
                        Participation, Series A...    6.10%  4/1/98      75,752
                                                                     ----------
                                                                        290,885
                                                                     ----------
                       MICHIGAN -- 3.93%
   A/A+      1,305,000 Michigan State Housing
                        Development Authority,
                        Home Improvement,
                        Series B..................    7.65% 12/1/12   1,376,775
   Aa/NR       230,000 Michigan State Strategic
                        Fund......................    6.00%  2/1/00     234,025
                                                                     ----------
                                                                      1,610,800
                                                                     ----------
                       MINNESOTA -- 1.00%
   NR/A-       400,000 Apple Valley Housing
                        Development Revenue.......    7.40%  8/1/98     409,420
                                                                     ----------
                       MISSISSIPPI -- 1.88%
   NR/NR       225,000 Mississippi Business
                        Finance Corp. Industrial
                        Development Authority,
                        Series 1996...............    4.50%  9/1/97     225,140
   NR/NR       250,000 Mississippi Business
                        Finance Corp. Industrial
                        Development Authority,
                        Series 1996...............    4.80%  9/1/98     250,000
   Aaa/NR      195,000 Mississippi Home Corp.
                        Mortgage Access Program,
                        Single-Family
                        Mortgage Revenue..........    4.50%  6/1/99     194,025
   Aaa/AAA     100,000 Mississippi Special
                        Hospital..................    4.50%  7/1/97     100,000
                                                                     ----------
                                                                        769,165
                                                                     ----------
                       MISSOURI -- 1.23%
   Aaa/AAA     475,000 St. Louis County, Single-
                        Family Mortgage Revenue...    9.25% 10/1/16     505,281
                                                                     ----------
                       NEBRASKA -- 0.18%
   NR/NR        70,000 Douglas County, Hospital
                        Authority Revenue.........    7.25% 10/1/98      72,450
                                                                     ----------
                       NEVADA -- 0.23%
   A1/NR        95,000 Nevada Housing Division....    5.35% 10/1/97      95,328
                                                                     ----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
LIMITED DURATION MUNICIPAL BOND PORTFOLIO
Portfolio of Investments (continued) -- June 30, 1997

   CREDIT
   RATINGS   PRINCIPAL           SECURITY                   MATURITY   VALUE
 (UNAUDITED)  AMOUNT            DESCRIPTION           RATE    DATE    (NOTE 2)
 ----------- ---------          -----------           ----  --------  --------
                       MUNICIPAL OBLIGATIONS
                       (CONTINUED)
                       NEW JERSEY -- 2.58%
  NR/NR                Evesham Township Fire
                        District No. 1 Tax Revenue
               500,000  Anticipation Note..........   4.15% 12/29/97 $  500,185
  AA/A1                Middlesex County Utilities
               250,000  Sewer Authority............   6.55%  2/15/98    254,955
  Baa2/BBB     300,000 New Jersey Health Care......   4.00%   7/1/97    300,000
                                                                     ----------
                                                                      1,055,140
                                                                     ----------
                       NEW MEXICO -- 0.81%
  A/NR         250,000 Alamagordo Municipal School
                        District...................   7.13%  1/15/08    256,228
  Aa1/AA        75,000 New Mexico Management,
                        Finance Authority..........   5.70%   1/1/98     75,632
                                                                     ----------
                                                                        331,860
                                                                     ----------
                       NEW YORK -- 4.55%
  Baa3/NR      145,000 New York City Industrial
                        Development Revenue........   4.00%   8/1/97    145,012
  NR/NR        575,000 New York City Industrial
                        Development Revenue, Series
                        I..........................   8.00%  11/1/08    582,832
  NR/NR      1,120,000 New York City Industrial
                        Development Revenue, Series
                        J..........................   8.00%  11/1/08  1,137,158
                                                                     ----------
                                                                      1,865,002
                                                                     ----------
                       OHIO -- 0.78%
  A/A          300,000 Cleveland Ohio Airport
                        Systems Revenue............   7.00%   1/1/06    307,539
  Aaa/AAA       10,000 Ohio State Water Development
                        Authority..................   8.00%  12/1/04     11,200
                                                                     ----------
                                                                        318,739
                                                                     ----------
                       OKLAHOMA -- 0.23%
  Aaa/AAA       90,000 Oklahoma State Industrial
                        Authority Revenue..........   6.25%  10/1/02     93,600
                                                                     ----------
                       PENNSYLVANIA -- 15.90%
  NR/A-         40,000 Allegheny County
                        Pennsylvania Hospital......   7.50%   8/1/13     40,842
  NR/AAA        60,000 Athens Pennsylvania Area
                        School Authority...........   6.25%   4/1/02     64,425
  Aaa/NR       670,000 Chartiers Valley
                        Pennsylvania Industrial,
                        Colonial Building
                        Partner*...................   5.63%   7/1/97    673,444
  Aa/AA         25,000 Chester County Solid Waste
                        Revenue, Series B..........   6.65%   1/1/98     25,275
  NR/BBB+       95,000 Dauphin County General
                        Authority..................   5.65%   1/1/99     95,950
  NR/NR         85,000 Edgewood Pennsylvania School
                        District...................   5.90%   8/1/99     85,052
  Aaa/NR       200,000 Ephrata Pennsylvania School
                        District...................   5.40% 12/15/97    201,432
  NR/NR         25,000 Erie Public School Authority
                        School Revenue.............   6.50%   9/1/97     25,033
  A+/A2        240,000 Greene County Pennsylvania
                        Industrial Development
                        Authority,
                        Pollution Control Revenue..   6.30%   2/1/02    240,271
  Aaa/AAA       15,000 Neshaminy Pennsylvania
                        School District............   6.00%   6/1/09     15,131
  Aaa/AAA      550,000 Pennsylvania Housing Finance
                        Authority, Single Family
                        Mortgage, Series 27........   8.10%  10/1/10    569,250
  A1/AA-       915,000 Pennsylvania State General
                        Obligation Revenue.........   5.50%  10/1/97    918,843
  A1/AA-       395,000 Pennsylvania State General
                        Obligation Revenue.........   5.50%  10/1/97    396,659
  A1/AA-       130,000 Pennsylvania State Highway,
                        Series T...................   5.00%   7/1/97    130,000
  Aaa/AAA      115,000 Philadelphia Muni
                        Authority..................   7.80%   4/1/18    125,062
  Baa1/BBB+  1,280,000 Philadelphia Hospital &
                        Higher Education Revenue...   5.05%   7/1/98  1,287,629
  Aaa/AAA      415,000 Philadelphia Hospital &
                        Higher Education Authority,
                        Moss Rehabilitation
                        Hospital Revenue...........   6.90%   7/1/00    443,013
  NR/BBB-      555,000 Scranton Lackawanna Health &
                        Welfare Authority..........   4.75%   7/1/98    555,849
  NR/NR        385,000 William Penn School
                        District...................   8.00%   8/1/00    423,981
  NR/AAA       195,000 Windber Area Authority
                        Hospital Revenue, Windber
                        Hospital Project...........   4.75%   2/1/00    196,706
                                                                     ----------
                                                                      6,513,847
                                                                     ----------
                       TENNESSEE -- 5.65%
  VMG1/NR       80,000 Hamilton County Tennessee
                        Industrial Development*....   6.25%  10/1/97     80,161
  NR/A+        400,000 Hendersonville Industrial
                        Development................   5.38%   2/1/06    400,304
  Aa3/NR       350,000 Industrial Development Board
                        of Fayetteville............   4.75%   6/1/99    349,563

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
LIMITED DURATION MUNICIPAL BOND PORTFOLIO
Portfolio of Investments (continued) -- June 30, 1997

   CREDIT    PRINCIPAL
   RATINGS    AMOUNT             SECURITY                  MATURITY    VALUE
 (UNAUDITED) OR SHARES         DESCRIPTION           RATE    DATE    (NOTE 2)
 ----------- ---------         -----------           ----  --------  --------
                       MUNICIPAL OBLIGATIONS
                       (CONTINUED)
                       TENNESSEE (CONTINUED)
   Aa3/NR      400,000 Industrial Development
                        Board of Fayetteville.....   5.00%  6/1/99  $   399,500
   Aa/NR       210,000 Metro Gov Nashville........   6.25%  7/1/02      216,825
   Aa/NR       390,000 Metro Gov Nashville........   6.25%  7/1/02      401,212
   NR/AA       450,000 Shelby County Tennessee
                        Health & Housing..........   6.00% 10/1/02      465,750
                                                                    -----------
                                                                      2,313,315
                                                                    -----------
                       VIRGINIA -- 2.00%
   NR/NR       540,000 King George County
                        Industrial Development
                        Authority, King County
                        Elementary School.........   4.88%  8/1/98      538,774
   NR/AA       275,000 Virginia State Water &
                        Sewer Revenue, Series B...   8.70% 11/1/11      279,155
                                                                    -----------
                                                                        817,929
                                                                    -----------
                       WASHINGTON -- 8.89%
   Aaa/AAA             Washington State Health
                        Care Facilities Authority
               375,000  Revenue...................   7.40%  7/1/99      388,193
   VMG1/NR             Washington State Housing
               300,000  Finance Community *.......   3.95%  7/1/97      300,000
   NR/A+               Washington State Health
                        Care Facilities Authority
             2,750,000  Revenue...................   7.88% 12/1/09    2,952,812
                                                                    -----------
                                                                      3,641,005
                                                                    -----------
                       WEST VIRGINIA -- 4.02%
   A1/AA-              West Virginia State General
                65,000  Obligation................   5.75% 11/1/97       65,429
   NR/NR               Raleigh County West
               725,000  Virginia..................   8.25%  4/1/98      729,713
   A/NR                West Virginia Board of
                        Regents, University of
               845,000  Virginia..................   6.60%  4/1/06      850,780
                                                                    -----------
                                                                      1,645,922
                                                                    -----------
                       WISCONSIN -- 0.61%
   NR/A+               Wisconsin Health Facility
                90,000  Authority.................   4.20%  2/1/98       90,032
   Aa/AA               Wisconsin Housing &
                        Economic Development
               160,000  Authority, Series B.......   6.63%  9/1/20      161,000
                                                                    -----------
                                                                        251,032
                                                                    -----------
                       TOTAL MUNICIPAL OBLIGATIONS
                        (COST $35,800,959)........                   35,891,216
                                                                    -----------
                       SHORT-TERM INVESTMENTS --
                         9.42%
                       MONEY MARKET ACCOUNTS --
                         9.42%
                       Banker's Trust Money Market
             1,930,000  Fund......................                    1,930,000
             1,930,000 Provident Municash.........                    1,930,000
                                                                    -----------
                       TOTAL SHORT-TERM
                       INVESTMENTS (COST
                       $3,860,000)................                    3,860,000
                                                                    -----------
                       TOTAL INVESTMENTS (COST
                        $39,660,959) (A) --
                         97.04%...................                   39,751,216
                                                                    -----------
                       CASH AND OTHER ASSETS IN
                        EXCESS OF LIABILITIES --
                         2.96%....................                    1,211,566
                                                                    -----------
                       NET ASSETS -- 100.00%......                  $40,962,782
                                                                    ===========

--------
 * Variable rate security. Rate represents rate in effect at June 30, 1997. Maturity date reflects next rate change date.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

 Unrealized appreciation............................................  $ 193,559
 Unrealized depreciation............................................   (103,302)
                                                                      ---------
 Net unrealized appreciation........................................  $  90,257
                                                                      =========

AMT --Alternative Minimum Tax
LOC --Letter of Credit

See accompanying notes to financial statements.

                          THE HIRTLE CALLAGHAN TRUST

CREDIT RATINGS (UNAUDITED)

MOODY'S  STANDARD & POOR'S
  Aaa           AAA        Instruments judged to be of the highest quality and
                           carrying the smallest amount of investment risk.
  Aa            AA         Instruments judged to be of a high quality by all standards.
   A             A         Instruments judged to be adequate by all standards.
  Baa           BBB        Instruments judged to be of modest quality by all standards.
 VMG1                      Instruments judged to be adequate by all standards.
  NR            NR         Not rated. In the opinion of the investment advisor,
                           instrument judged to be of compatible investment quality to rated securities which may be purchased by the portfolio.

  For items possessing the strongest investment attributes of their category, Moody's gives that letter a rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative strength within the major rating categories.

THE HIRTLE CALLAGHAN TRUST
Statements of Assets and Liabilities June 30, 1997

                                                        SMALL
                                                    CAPITALIZATION INTERNATIONAL LIMITED DURATION
                         VALUE EQUITY GROWTH EQUITY     EQUITY        EQUITY      MUNICIPAL BOND
                          PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                         ------------ ------------- -------------- ------------- ----------------
ASSETS:
 Investments, at value
  (Total cost
  $97,625,765;
  $128,174,255;
  $91,369,704;
  $127,255,283; and
  $39,660,959
  respectively)......... $116,873,675 $159,399,152   $104,615,118  $144,950,458    $39,751,216
  Repurchase agreements,
 at cost................           --       75,000     12,744,987            --             --
                         ------------ ------------   ------------  ------------    -----------
 Total Investments, at
  value.................  116,873,675  159,474,152    117,360,105   144,950,458     39,751,216
 Cash...................       37,074      766,130             --        38,296        854,770
  Foreign currency (cost
   $0, $0, $0, $424,661,
 $0)....................           --           --             --       421,205             --
  Interest and dividends
 receivable.............      160,897       82,795        143,637       491,819        555,830
 Receivable from brokers
 for investments sold...      687,678    1,855,243         65,606       410,471             --
 Receivable from forward
 currency contracts.....           --           --             --        45,407             --
 Foreign tax reclaim....           --           --             --       222,660             --
 Deferred organizational
 expense................       19,538       19,852         19,757        19,420         20,328
    Prepaid expenses and
 other assets...........       12,288       12,130         32,038        34,482         25,981
                         ------------ ------------   ------------  ------------    -----------
   Total Assets.........  117,791,150  162,210,302    117,621,143   146,634,218     41,208,125
                         ------------ ------------   ------------  ------------    -----------
LIABILITIES:
 Dividends payable......           --           --             --            --        148,775
 Payable for investments
 purchased..............      528,022    1,093,142      4,014,254       220,906         41,056
 Unrealized depreciation
  on foreign currency
  exchange contracts....           --           --             --         8,959             --
 Accrued expenses and
 other payables:
     Investment advisory
 fees...................       33,566       45,974         44,706        53,019          7,679
 Administration fees....        9,591       13,135          8,942        11,782             --
 Legal and audit fees...       31,444       44,084         30,795        27,255          8,443
 Other..................       96,846       52,727         42,918       190,345         39,390
                         ------------ ------------   ------------  ------------    -----------
   Total Liabilities....      699,469    1,249,062      4,141,615       512,266        245,343
                         ------------ ------------   ------------  ------------    -----------
                          117,091,681  160,961,240    113,479,528   146,121,952     40,962,782
                         ============ ============   ============  ============    ===========
COMPOSITION OF NET
ASSETS:
 Capital Stock..........        8,125       11,772          8,760        11,376          4,081
 Additional paid-in
 capital................   88,033,918  123,480,028     93,258,093   122,569,745     41,032,002
 Undistributed net
 investment income .....      158,740       90,520         42,670     3,590,247             --
 Accumulated
  undistributed net
  realized gains/
  (losses) from
  investment
  transactions and
  foreign currency
  translation...........    9,642,988    6,154,023      6,924,591     2,267,824       (163,558)
 Net unrealized
  appreciation from
  investments
  and foreign currency
  translation...........   19,247,910   31,224,897     13,245,414    17,682,760         90,257
                         ------------ ------------   ------------  ------------    -----------
NET ASSETS.............. $117,091,681 $160,961,240   $113,479,528  $146,121,952    $40,962,782
                         ============ ============   ============  ============    ===========
SHARES OF BENEFICIAL
INTEREST:
    Shares of beneficial
 interest outstanding...    8,125,355   11,771,630      8,760,246    11,375,857      4,081,395
                         ============ ============   ============  ============    ===========
 Net asset value--
  offering and
  redemption
  price per share.......       $14.41       $13.67         $12.95        $12.84         $10.04
                         ============ ============   ============  ============    ===========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Operations
For the Year Ended June 30, 1997

                                                         SMALL
                                                     CAPITALIZATION INTERNATIONAL LIMITED DURATION
                         VALUE EQUITY  GROWTH EQUITY     EQUITY        EQUITY      MUNICIPAL BOND
                          PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                         ------------  ------------- -------------- ------------- ----------------
INVESTMENT INCOME:
 Interest income........ $   114,048    $   181,535   $   342,392    $   375,939     $1,738,938
 Dividend income........   2,151,933      1,179,268       865,342      2,866,308         11,351
 Foreign tax
 withholding............      (6,894)        (2,032)           --       (330,080)            --
                         -----------    -----------   -----------    -----------     ----------
   Total Income.........   2,259,087      1,358,771     1,207,734      2,912,167      1,750,289
                         -----------    -----------   -----------    -----------     ----------
EXPENSES:
 Investment advisory
 fees (Note 3)..........     268,873        390,066       373,090        424,428         64,927
 Administration fees
 (Note 3)...............      89,565        130,138        82,821        106,030         31,952
 Fund accounting fees
 and expenses (Note 3)..      41,312         39,548        43,743         68,148         36,658
 Consulting fees (Note
 3).....................      44,605         65,417        41,020         52,703         16,428
 Reports to
 shareholders...........      14,633         13,204        12,470         14,878          4,327
 Legal and audit fees...      41,043         34,084        38,302         35,730         19,989
 Registration and filing
 fees...................      18,954         13,031        18,470         32,670          9,609
 Custodian fees.........      33,329         16,668        14,194         59,211         19,255
 Trustees' fees and
 expenses...............       2,246          3,250         4,184          4,738          2,536
 Transfer agent fees
 (Note 3)...............       8,559          8,249         8,982         10,782          5,020
 Insurance costs........       4,340          4,172         5,175          6,701          2,420
 Amortization of
 deferred organizational
 expenses...............       5,968          5,968         5,968          5,968          5,968
 Other..................       8,141          1,241         2,527          5,065          4,550
                         -----------    -----------   -----------    -----------     ----------
 Total Expenses before
  waivers and expenses
  paid indirectly.......     581,568        725,036       650,946        827,052        223,639
 Less: Expenses
 voluntarily reduced....          --             --            --             --        (31,952)
 Less: Expenses paid
 indirectly.............    (17,289)        (2,506)       (4,076)        (2,818)        (19,255)
                         -----------    -----------   -----------    -----------     ----------
   Total Expenses.......     564,279        722,530       646,870        824,234        172,432
                         -----------    -----------   -----------    -----------     ----------
 Net Investment Income..   1,694,808        636,241       560,864      2,087,933      1,577,857
                         -----------    -----------   -----------    -----------     ----------
REALIZED/UNREALIZED
GAINS (LOSSES) FROM
INVESTMENTS:
 Net realized gains
  (losses) from
  investment
  transactions..........  11,284,813      8,397,467     7,442,963      3,745,532       (114,094)
 Net realized gain on
  foreign currency
  transactions..........          --             --            --      3,324,338             --
 Net change in
  unrealized
  appreciation/
  depreciation from
  investments...........  15,566,341     20,723,713     8,992,626     12,636,531        176,715
 Net change in
  unrealized gain on
  foreign currency
  transactions..........          --             --            --        209,295             --
                         -----------    -----------   -----------    -----------     ----------
 Net realized/unrealized
  gains from
  investments...........  26,851,154     29,121,180    16,435,589     19,915,696         62,621
                         -----------    -----------   -----------    -----------     ----------
 Change in net assets
 resulting from
 operations............. $28,545,962    $29,757,421   $16,996,453    $22,003,629     $1,640,478
                         ===========    ===========   ===========    ===========     ==========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Changes in Net Assets

                                                                                  SMALL CAPITALIZATION
                          VALUE EQUITY PORTFOLIO     GROWTH EQUITY PORTFOLIO        EQUITY PORTFOLIO
                         -------------------------  --------------------------  -------------------------
                             YEAR        PERIOD         YEAR         PERIOD         YEAR        PERIOD
                            ENDED         ENDED        ENDED         ENDED         ENDED         ENDED
                           JUNE 30,     JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,     JUNE 30,
                             1997        1996(A)        1997        1996(B)         1997        1996(C)
                         ------------  -----------  ------------  ------------  ------------  -----------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income.. $  1,694,808  $ 1,243,269  $    636,241  $    315,106  $    560,864  $   451,975
 Net realized gains
  (losses) from
  investments and
  foreign currency
  transactions..........   11,284,813    3,455,493     8,397,467    (1,676,431)    7,442,963    1,014,438
 Net change in
  unrealized
  appreciation from
  investments and
  foreign currency
  transactions..........   15,566,341    3,681,569    20,723,713    10,501,184     8,992,626    4,252,788
                         ------------  -----------  ------------  ------------  ------------  -----------
 Change in net assets
  resulting from
  operations............   28,545,962    8,380,331    29,757,421     9,139,859    16,996,453    5,719,201
                         ------------  -----------  ------------  ------------  ------------  -----------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net investment
  income................   (1,536,068)  (1,243,242)     (545,676)     (315,151)     (518,366)    (451,803)
 From net realized
  gains.................   (4,971,574)    (125,771)     (567,013)           --    (1,532,810)          --
                         ------------  -----------  ------------  ------------  ------------  -----------
 Change in net assets
  from shareholder
  distributions.........   (6,507,642)  (1,369,013)   (1,112,689)     (315,151)   (2,051,176)    (451,803)
                         ------------  -----------  ------------  ------------  ------------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................   33,669,862   71,825,228    42,079,726   116,643,472    44,305,033   62,623,020
 Dividends reinvested...    6,067,655    1,323,521       972,424       283,304     1,812,353      399,593
 Cost of shares
  redeemed..............  (16,186,788)  (8,677,435)  (21,272,202)  (15,234,924)   (9,085,673)  (6,807,473)
                         ------------  -----------  ------------  ------------  ------------  -----------
 Change in net assets
  from capital
  transactions..........   23,550,729   64,471,314    21,779,948   101,691,852    37,031,713   56,215,140
                         ------------  -----------  ------------  ------------  ------------  -----------
 Change in net assets...   45,589,049   71,482,632    50,424,680   110,516,560    51,976,990   61,482,538
NET ASSETS:
 Beginning of period....   71,502,632       20,000   110,536,560        20,000    61,502,538       20,000
                         ------------  -----------  ------------  ------------  ------------  -----------
 End of period.......... $117,091,681  $71,502,632  $160,961,240  $110,536,560  $113,479,528  $61,502,538
                         ============  ===========  ============  ============  ============  ===========

(a) For the period August 25, 1995 (commencement of operations) through June 30, 1996.
(b) For the period August 8, 1995 (commencement of operations) through June 30, 1996.
(c) For the period September 5, 1995 (commencement of operations) through June 30, 1996.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Changes in Net Assets

                              INTERNATIONAL             LIMITED DURATION
                             EQUITY PORTFOLIO       MUNICIPAL BOND PORTFOLIO
                         -------------------------  --------------------------
                             YEAR        PERIOD         YEAR         PERIOD
                            ENDED         ENDED        ENDED         ENDED
                           JUNE 30,     JUNE 30,      JUNE 30,      JUNE 30,
                             1997        1996(A)        1997        1996(B)
                         ------------  -----------  ------------  ------------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income.. $  2,087,933  $   855,126  $  1,577,857  $    734,790
 Net realized gains
  (losses) from
  investments and
  foreign currency
  transactions..........    7,069,870    2,394,013     (114,094)      (49,464)
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments and
  foreign currency
  transactions..........   12,845,826    4,836,934       176,715       (86,458)
                         ------------  -----------  ------------  ------------
 Change in net assets
  resulting from
  operations............   22,003,629    8,086,073     1,640,478       598,868
                         ------------  -----------  ------------  ------------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net investment
  income................   (2,087,933)  (1,399,229)   (1,577,856)     (762,952)
 In excess of net
  investment income.....     (470,570)          --            --            --
 From net realized
  gains.................   (2,559,827)     (31,312)           --            --
                         ------------  -----------  ------------  ------------
 Change in net assets
  from shareholder
  distributions.........   (5,118,330)  (1,430,541)   (1,577,856)     (762,952)
                         ------------  -----------  ------------  ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................   58,555,291   73,530,380    59,269,604    43,425,188
 Dividends reinvested...    4,492,529    1,306,700     1,406,537       703,436
 Cost of shares
  redeemed..............  (11,543,042)  (3,780,737)  (49,260,726)  (14,499,795)
                         ------------  -----------  ------------  ------------
 Change in net assets
  from capital
  transactions..........   51,504,778   71,056,343    11,415,415    29,628,829
                         ------------  -----------  ------------  ------------
 Change in net assets...   68,390,077   77,711,875    11,478,037    29,464,745
NET ASSETS:
 Beginning of period....   77,731,875       20,000    29,484,745        20,000
                         ------------  -----------  ------------  ------------
 End of period.......... $146,121,952  $77,731,875  $ 40,962,782  $ 29,484,745
                         ============  ===========  ============  ============

(a) For the period August 17, 1995 (commencement of operations) through June 30, 1996.
(b) For the period October 10, 1995 (commencement of operations) through June 30, 1996.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements -- June 30, 1997

  1. DESCRIPTION. The Hirtle Callaghan Trust (the "Trust") was incorporated in Delaware on December 15, 1994. The Trust is currently comprised of five portfolios: The Value Equity Portfolio ("Value Portfolio") (commencement date August 25, 1995), The Growth Equity Portfolio ("Growth Portfolio") (commencement date August 8, 1995), The Small Capitalization Equity Portfolio ("Small Cap Portfolio") (commencement date September 5, 1995), The International Equity Portfolio ("International Portfolio") (commencement date August 17, 1995), and The Limited Duration Municipal Bond Portfolio ("Limited Duration Portfolio") (commencement date October 10, 1995) (collectively the "Portfolios"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-ended management series investment company. Each Portfolio operates as a diversified fund.

  2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios:

    A. Portfolio Valuation. The net asset value per share of the Portfolios is determined once on each Business Day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing the Trust's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there have been no sales on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Trust's Board of Trustees ("the Board") shall determine in good faith to reflect the security's fair value. All other assets of each portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. With the approval of the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio's securities.

    B. Securities Transactions and Investment Income. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount on investments, is accrued daily, as earned.

    C. Dividend and Capital Gain Distributions to Shareholders. The Limited Duration Portfolio declares dividends from net investment income daily and distributes them on a monthly basis. The Value, Growth, and Small Cap Portfolios declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio declares and distributes dividends from net investment income on a semi-annual basis. Net realized capital gains, if any, will be distributed at least annually for each Portfolio.

    D. Federal Income Taxes. It is the policy of each of the Portfolios to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Portfolios will not be subject to Federal income taxes to the extent that they distribute all of their taxable and tax-exempt income for the fiscal year. The Portfolios also intend to meet the distribution requirements to avoid the payment of an excise tax. Accordingly, no provision for taxes is recorded.

    E. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- June 30, 1997 to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price.

    F. Organizational Expenses. Costs incurred in connection with the organization and initial registration of the Portfolios have been deferred and are being amortized on a straight-line basis over sixty months, beginning with each Portfolio's commencement of operations. In the event any of the initial shares of the Portfolios are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of redemption.
    G. Determination of Net Asset Value and Calculation of Expenses. Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio.

    H. Foreign Exchange Transactions. The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

      (i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

      (ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

    I. Use of Estimates. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause results to differ from these amounts.

    J. Other. The Portfolios maintain cash balances with their custodian and receive a reduction of their custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes, for the period ended June 30, 1997, the amounts recorded on the Statement of Operations as reimbursement of expenses were $17,289, $2,506, $4,076, $2,818 and $19,255 for the Value, Growth, Small Cap, International and Limited Duration Portfolios, respectively.

  3. INVESTMENT ADVISORY, CONSULTING AND ADMINISTRATIVE CONTRACTS. The Trust has entered into investment advisory contracts (the "Portfolio Management Contracts") on behalf of each of the Portfolios with one or more Investment Managers. Each Investment Manager is responsible for providing a continuous program of investment management to, and placing all orders for, purchase and sale of securities and other instruments on behalf of the respective Portfolios they serve. Each Investment Manager is paid a fee based on average net assets, calculated and accrued daily and paid monthly at annual rates of 0.30% for the Value and Growth Portfolios, 0.45% for the Small Cap Portfolio, 0.40% for the International Portfolio, and 0.20% for the Municipal Bond Portfolio. For the year ended June 30, 1997, the Investment Managers earned fees of $268,873, $390,066, $373,090, $424,428, and $64,927, for the Value,
Growth, Small Cap, International and Limited Duration Portfolios, respectively.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- June 30, 1997

  The Investment Managers are as follows:

    Value Portfolio -- Hotchkis & Wiley; Institutional Capital Corporation.

    Growth Portfolio -- Jennison Associates Capital Corp.; Westfield
       Capital Management Company, Inc.

    Small Cap Portfolio -- Clover Capital Management, Inc.; Frontier
       Capital Management Company.

    International Portfolio -- Brinson Partners, Inc.

    Limited Duration Portfolio -- Morgan Grenfell Capital Management
       Incorporated.

  Pursuant to a consulting agreement between the Trust and Hirtle Callaghan & Company, Inc. ("HCCI") (the "HCCI Consulting Agreement"), HCCI is paid a fee calculated and accrued daily and paid monthly at annual rates of 0.05% of average net assets per Portfolio. HCCI makes its officers available to serve as officers and/or Trustees of the Trust, provides office space sufficient for the Trust's principal office, and monitors the performance of various investment management organizations, including the Investment Managers. HCCI does not have investment discretion with respect to Trust assets but is an investment adviser to the Trust for purposes of the 1940 Act. For the year ended June 30, 1997, HCCI earned fees of $44,605, $65,417, $41,020, $52,703, and $16,428, for the Value, Growth, Small Cap, International and Limited Duration Portfolios, respectively.

  BISYS Fund Services ("BISYS") is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains distribution disbursing and transfer agency services. BISYS assumed these functions during the year ended June 30, 1997, following the acquisition by The BISYS Group, Inc. of the Mutual Funds Division of Furman Selz, LLC ("Furman"), which organization had previously provided these services to the portfolios.

  Administrative services are currently provided to the Trust by BISYS under the terms of an administration agreement ("Administration Agreement") between BISYS and the Trust. Previously, such services were provided by Furman pursuant to an agreement that was, with respect to the services to be provided to, and the fees payable by, the Trust, substantially the same as the Administration Agreement. These services include day-to-day administration of matters related to the corporate existence of the Trust, maintenance of its records, and preparation of the Trust's Registration Statement under Federal and state laws. Pursuant to the Administration Agreement, BISYS is entitled to receive from the Trust an annual fee, payable monthly and accrued daily, of 0.10% of the average daily net assets of the Trust. For administration services during the year ended June 30, 1997, the Portfolios paid to BISYS and Furman, in the aggregate, $89,565 for the Value Portfolio; $130,138 for the Growth Portfolio; $82,821 for the Small Cap Portfolio; $106,030 for the International Portfolio; and $31,952 for the Limited Duration Portfolio. The service providers waived fees of $31,952 for the Limited Duration Portfolio during the year ending June 30, 1997.

  Transfer agency services and dividend and capital gain disbursing agent services, are currently provided to the Trust pursuant to a Transfer Agency Agreement between the Trust and BISYS ("Transfer Agency Agreement"). Previously, such services were provided by Furman pursuant to an agreement that was, with respect to the services to be provided to, and the fees payable by, the Trust, substantially the same as the Transfer Agency Agreement. For its services under the Transfer Agency Agreement, BISYS is entitled to receive a fee of $15.00 per account per year, plus certain out-of-pocket expenses. During the year ended June 30, 1997, the respective Portfolios paid to BISYS and Furman, in the aggregate, transfer agency fees of $8,559 for the Value Portfolio; $8,249 for the Growth Portfolio; $8,982 for the Small Cap Portfolio; $10,782 for the International Portfolio; and $5,020 for the Limited Duration Portfolio.

  Portfolio accounting services, including assistance in the calculation of the net asset values of the Portfolio and certain other accounting services, are currently provided to the Trust pursuant to a Fund Accounting Agreement between the Trust and BISYS ("Fund Accounting Agreement"). Previously, such services were provided by Furman

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- June 30, 1997 pursuant to an agreement ("Prior Accounting Agreement") that was, with respect to the services to be provided to, and the fees payable by, the Trust, substantially the same as the Fund Accounting Agreement. For its services under the Fund Accounting Agreement, BISYS is entitled to receive a fee of $150,000 per year, plus certain out-of-pocket expenses covering the services provided to all five portfolios. During the year ended June 30, 1997, the respective Portfolios paid to BISYS and Furman, in the aggregate, accounting fees and related out-of-pocket expenses of $41,312 for the Value Portfolio; $39,548 for the Growth Portfolio; $43,743 for the Small Cap Portfolio; $68,148 for the International Portfolio; and $36,658 for the Limited Duration Portfolio.

  4. PURCHASE AND SALE TRANSACTIONS. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the year ended June 30, 1997, were as follows:

                                    PURCHASES      SALES
                                   ------------ ------------
           Value.................. $142,386,414 $ 84,114,300
           Growth.................  124,658,415  100,915,161
           Small Cap..............   76,360,118   41,219,757
           International..........   78,720,683   30,797,212
           Limited Duration.......   42,891,666   13,637,639

  5. CAPITAL SHARE TRANSACTIONS. The Trust is authorized to issue unlimited shares of capital stock with a par value of $0.001 each. Transactions in shares of the Portfolios for the year ended June 30, 1997, were as follows:

                                                                            LIMITED
                            VALUE       GROWTH    SMALL CAP  INTERNATIONAL  DURATION
                          ----------  ----------  ---------  ------------- ----------
Beginning balance.......   6,228,426   9,930,197  5,557,917    6,906,122    2,947,568
                          ----------  ----------  ---------   ----------   ----------
Shares sold.............   2,653,857   3,481,209  3,801,423    5,060,425    5,907,089
Shares issued in
reinvestment of
dividends and
distributions...........     491,934      78,400    151,374      382,178      140,290
Shares redeemed.........  (1,248,862) (1,718,176)  (750,468)    (972,868)  (4,913,552)
                          ----------  ----------  ---------   ----------   ----------
Net increase in shares..   1,896,929   1,841,433  3,202,329    4,469,735    1,133,827
                          ----------  ----------  ---------   ----------   ----------
Ending balance..........   8,125,355  11,771,630  8,760,246   11,375,857    4,081,395
                          ==========  ==========  =========   ==========   ==========

  Transactions in shares of the Portfolios for the period ended June 30, 1996, were as follows:

                                                                           LIMITED
                            VALUE      GROWTH    SMALL CAP  INTERNATIONAL  DURATION
                          ---------  ----------  ---------  ------------- ----------
Beginning balance.......      2,000       2,000      2,000        2,000        2,000
                          ---------  ----------  ---------    ---------   ----------
Shares sold.............  6,895,902  11,354,869  6,172,293    7,134,694    4,319,896
Shares issued in
reinvestment of
dividends and
distributions...........    118,398      26,496     39,271      120,738       70,048
Shares redeemed.........   (787,874) (1,453,168)  (655,647)    (351,310)  (1,444,376)
                          ---------  ----------  ---------    ---------   ----------
Net increase in shares..  6,226,426   9,928,197  5,555,917    6,904,122    2,945,568
                          ---------  ----------  ---------    ---------   ----------
Ending balance..........  6,228,426   9,930,197  5,557,917    6,906,122    2,947,568
                          =========  ==========  =========    =========   ==========

  6. DERIVATIVE INSTRUMENTS. The International Portfolio may invest in various financial instruments including positions in forward currency contracts, currency swaps and purchased foreign currency options. The Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- June 30, 1997

  A forward foreign exchange contract is a commitment to sell or buy a foreign currency at a future date at a negotiated exchange rate. The Portfolio bears the market risk which arises from possible changes in foreign exchange values. Risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Forward foreign exchange contracts may involve market or credit risk in excess of the amounts reflected on the Portfolio's statement of assets and liabilities.

  The gain or loss from the difference between the cost of original contracts and the amount realized upon closing of such contracts is included in net realized gain on foreign currency transactions. Fluctuations in the value of forward contracts held at June 30, 1997, are recorded for financial reporting purposes as unrealized gains and losses by the Portfolio.

  7. CAPITAL LOSS CARRYOVERS. As of June 30, 1997, the Limited Duration Portfolio has capital loss carryforwards available to offset future capital gains, if any, of $48,759 expiring in 2004 and $42,671 expiring in 2005.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period

                                 VALUE                 GROWTH            SMALL CAPITALIZATION
                           EQUITY PORTFOLIO       EQUITY PORTFOLIO         EQUITY PORTFOLIO
                           ------------------     ------------------     ----------------------
                             YEAR     PERIOD        YEAR     PERIOD         YEAR       PERIOD
                            ENDED     ENDED        ENDED     ENDED         ENDED       ENDED
                           JUNE 30,  JUNE 30,     JUNE 30,  JUNE 30,      JUNE 30,    JUNE 30,
                             1997    1996(A)        1997    1996(B)         1997      1996(C)
                           --------  --------     --------  --------     ----------  ----------
Net Asset Value,
 Beginning of Period.....  $  11.48  $ 10.00      $  11.13  $  10.00     $    11.07  $   10.00
                           --------  -------      --------  --------     ----------  ---------
Investment Activities
 Net investment income...      0.23     0.22          0.06      0.04           0.07       0.10
 Net realized and
  unrealized gain on
  investments and foreign
  currency transactions..      3.65     1.51          2.58      1.13           2.11       1.07
                           --------  -------      --------  --------     ----------  ---------
 Total from Investment
  Activities.............      3.88     1.73          2.64      1.17           2.18       1.17
                           --------  -------      --------  --------     ----------  ---------
Distributions
 From net investment
  income.................     (0.21)   (0.22)        (0.05)    (0.04)         (0.07)     (0.10)
 From realized gains.....     (0.74)   (0.03)        (0.05)       --          (0.23)        --
                           --------  -------      --------  --------     ----------  ---------
 Total Distributions.....     (0.95)   (0.25)        (0.10)    (0.04)         (0.30)     (0.10)
                           --------  -------      --------  --------     ----------  ---------
Net Asset Value, End of
 Period..................  $  14.41  $ 11.48      $  13.67  $  11.13     $    12.95  $   11.07
                           ========  =======      ========  ========     ==========  =========
Total Return.............     35.28%   17.28%(e)     23.83%    11.69%(e)      19.88%     11.82%(e)
Ratios/Supplementary
Data:
 Net Assets at end of
  period (000)...........  $117,092  $71,503      $160,961  $110,537     $  113,480  $  61,503
 Ratio of expenses to
  average net assets.....      0.63%    0.63%(d)      0.55%     0.63%(d)       0.78%      0.78%(d)
 Ratio of net investment
  income to average net
  assets.................      1.89%    2.55%(d)      0.49%     0.46%(d)       0.68%      1.33%(d)
 Ratio of expenses to
  average net assets*....      0.65%    0.68%(d)      0.55%     0.68%(d)       0.78%      0.90%(d)
 Portfolio Turnover
  Rate...................     97.39%   92.00%(e)     80.47%    80.00%(e)      54.16%     38.00%(e)
 Average commission rate
  paid (f)...............  $ 0.0386  $    --      $ 0.0592  $     --     $   0.0528  $      --

--------
* During the period, certain fees were voluntarily reduced. In addition, certain fees were voluntarily reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period August 25, 1995 (commencement of operations) through June 30, 1996.
(b) For the period August 8, 1995 (commencement of operations) through June 30, 1996.
(c) For the period September 5, 1995 (commencement of operations) through June 30, 1996.
(d) Annualized.
(e) Not annualized
(f) Represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of shares purchased and sold by the Portfolio for which commissions were charged. Disclosure is not required for prior periods.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period

                                                            LIMITED DURATION
                                       INTERNATIONAL            MUNICIPAL
                                     EQUITY PORTFOLIO        BOND PORTFOLIO
                                     ------------------     ------------------
                                       YEAR     PERIOD        YEAR     PERIOD
                                      ENDED     ENDED        ENDED     ENDED
                                     JUNE 30,  JUNE 30,     JUNE 30,  JUNE 30,
                                      1997     1996(A)       1997     1996(B)
                                     --------  --------     --------  --------
Net Asset Value, Beginning of
Period.............................  $  11.26  $ 10.00      $ 10.00   $ 10.00
                                     --------  -------      -------   -------
Investment Activities
 Net investment income.............      0.22     0.16         0.48      0.35
 Net realized and unrealized gain
 on investments and foreign
 currency transactions.............      1.92     1.35         0.04      0.01
                                     --------  -------      -------   -------
 Total from Investment Activities..      2.14     1.51         0.52      0.36
                                     --------  -------      -------   -------
Distributions
 From net investment income........     (0.22)   (0.24)       (0.48)    (0.36)
 In excess of net investment
 income............................     (0.04)      --           --        --
 From realized gains...............     (0.30)   (0.01)          --        --
                                     --------  -------      -------   -------
 Total Distributions...............     (0.56)   (0.25)       (0.48)    (0.36)
                                     --------  -------      -------   -------
Net Asset Value, End of Period.....  $  12.84  $ 11.26      $ 10.04   $ 10.00
                                     ========  =======      =======   =======
Total Return.......................     19.61%   15.15%(e)     5.34%     3.60%(e)
Ratios/Supplementary Data:
 Net Assets at end of period
 (000).............................  $146,122  $77,732      $40,963   $29,485
 Ratio of expenses to average net
 assets............................      0.78%    0.81%(c)     0.52%     0.53%(c)
 Ratio of net investment income to
 average net assets................      1.97%    1.75%(c)     4.78%     4.78%(c)
 Ratio of expenses to average net
 assets*...........................      0.78%    0.92%(c)     0.68%     0.81%(c)
 Portfolio Turnover Rate...........     29.85%   15.00%(e)    44.57%   116.00%(e)
 Average commission rate paid (d)..  $ 0.0254  $    --      $    --   $    --

--------
* During the period, certain fees were voluntarily reduced. In addition, certain fees were voluntarily reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period August 17, 1995 (commencement of operations) through June 30, 1996.
(b) For the period October 10, 1995 (commencement of operations) through June 30, 1996.
(c) Annualized.
(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of shares purchased and sold by the Portfolio for which commissions were charged. Disclosure is not required for prior periods.
(e) Not annualized.

See accompanying notes to financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF THE   HIRTLE CALLAGHAN TRUST

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the Value Equity, Growth Equity, Small Capitalization Equity, International Equity and Limited Duration Municipal Bond Portfolios of the Hirtle Callaghan Trust (the "Trust") as of June 30, 1997, the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each portfolio of the Hirtle Callaghan Trust as of June 30, 1997, and the results of their operations for the year then ended and the changes in net assets and financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND, L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
August 15, 1997

                           THE HIRTLE CALLAGHAN TRUST

TRUSTEES

DONALD E. CALLAGHAN*

JONATHAN J. HIRTLE*

ROSS H. GOODMAN

JARRETT B. KLING

DAVID M. SPUNGEN*

RICHARD W. WORTHAM

* "Interested Person" as that term is defined in the Investment Company Act of 1940.

--------------------------------------------------------------------------------

SPONSOR                              COUNSEL
                                     Stradley Ronon Stevens & Young
Hirtle Callaghan & Company, Inc.     2600 One Commerce Square
575 East Swedesford Road             Philadelphia, Pennsylvania 19103
Wayne, Pennsylvania 19087


                                     INDEPENDENT ACCOUNTANTS
ADMINISTRATOR AND DISTRIBUTOR
                                     Coopers & Lybrand L.L.P.
BISYS Fund Services                  2400 Eleven Penn Center
3435 Stelzer Road                    Philadelphia, Pennsylvania 19103
Columbus, Ohio 43219

CUSTODIAN
Bankers Trust Company
14 Wall Street
New York, New York 10005

This report is for the information of the shareholders of The Hirtle Callaghan Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.